Item 1. Schedule of Investments


 T. Rowe Price Equity Income Portfolio
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  95.0%
 CONSUMER DISCRETIONARY  16.7%
 Automobiles  0.3%
 Ford Motor                                            294,800       4,142

                                                                     4,142

 Distributors  0.8%
 Genuine Parts                                         282,350       10,837

                                                                     10,837

 Hotels, Restaurants & Leisure  2.1%
 Hilton                                                419,200       7,898

 McDonald's                                            395,600       11,088

 Starwood Hotels & Resorts Worldwide, Class B          174,605       8,105

                                                                     27,091

 Household Durables  1.7%
 Fortune Brands                                        144,000       10,669

 Newell Rubbermaid                                     595,900       11,942

                                                                     22,611

 Leisure Equipment & Products  2.2%
 Eastman Kodak                                         418,400       13,481

 Hasbro                                                29,800        560

 Mattel                                                778,500       14,114

                                                                     28,155

 Media  8.0%
 Comcast, Class A *                                    610,963       17,254

 Disney                                                553,600       12,484

 Dow Jones                                             371,000       15,066

 Knight-Ridder                                         119,600       7,828

 New York Times, Class A                               433,300       16,942

 Time Warner *                                         897,200       14,481

 Viacom, Class B                                       568,400       19,075

                                                                     103,130

 Multiline Retail  0.4%
 May Department Stores                                 220,100       5,641

                                                                     5,641

 Specialty Retail  1.2%
 Home Depot                                            316,200       12,395

 Toys "R" Us *                                         161,100       2,858

                                                                     15,253

 Total Consumer Discretionary                                        216,860

 CONSUMER STAPLES  6.6%
 Beverages  1.1%
 Coca-Cola                                             353,000       14,138

                                                                     14,138

 Food Products  2.3%
 Campbell Soup                                         394,500       10,371

 ConAgra                                               158,500       4,075

 General Mills                                         201,300       9,038

 Unilever GDS (EUR)                                    113,300       6,517

                                                                     30,001

 Household Products  2.1%
 Clorox                                                111,900       5,964

 Colgate-Palmolive                                     209,600       9,470

 Kimberly-Clark                                        180,100       11,633

                                                                     27,067

 Tobacco  1.1%
 Altria Group                                          142,300       6,694

 UST                                                   204,600       8,237

                                                                     14,931

 Total Consumer Staples                                              86,137

 ENERGY  10.3%
 Energy Equipment & Services  0.9%
 Baker Hughes                                          79,800        3,489

 Schlumberger                                          112,500       7,572

                                                                     11,061

 Oil & Gas  9.4%
 Amerada Hess                                          220,200       19,598

 Anadarko Petroleum                                    158,200       10,498

 BP ADR                                                237,796       13,680

 ChevronTexaco                                         484,152       25,970

 El Paso Corporation                                   123,500       1,135

 ExxonMobil                                            522,222       25,239

 Royal Dutch Petroleum ADS                             357,800       18,463

 Unocal                                                179,600       7,723

                                                                     122,306

 Total Energy                                                        133,367

 FINANCIALS  18.7%
 Capital Markets  3.3%
 Charles Schwab                                        1,122,200     10,313

 Federated Investors, Class B                          112,400       3,197

 Janus Capital Group                                   159,000       2,164

 Mellon Financial                                      316,700       8,769

 Morgan Stanley                                        269,200       13,271

 Northern Trust                                        113,300       4,623

                                                                     42,337

 Commercial Banks  4.5%
 Bank of America                                       477,640       20,696

 Bank of Ireland (EUR)                                 262,600       3,535

 Mercantile Bankshares                                 117,750       5,647

 National City                                         172,300       6,654

 SunTrust                                              184,300       12,977

 Wells Fargo                                           101,860       6,074

 Wilmington Trust                                      76,200        2,759

                                                                     58,342

 Consumer Finance  0.9%
 American Express                                      236,600       12,176

                                                                     12,176

 Diversified Financial Services  2.8%
 Citigroup                                             183,364       8,090

 J.P. Morgan Chase                                     721,841       28,679

                                                                     36,769

 Insurance  6.0%
 Chubb                                                 132,400       9,305

 Lincoln National                                      225,247       10,587

 Marsh & McLennan                                      425,300       19,462

 SAFECO                                                272,500       12,440

 St. Paul Companies                                    323,046       10,680

 UnumProvident                                         577,600       9,062

 XL Capital                                            80,000        5,919

                                                                     77,455

 Real Estate  0.5%
 Simon Property Group, REIT                            121,636       6,523

                                                                     6,523

 Thrifts & Mortgage Finance  0.7%
 Fannie Mae                                            145,300       9,212

                                                                     9,212

 Total Financials                                                    242,814

 HEALTH CARE  8.9%
 Biotechnology  0.7%
 MedImmune *                                           390,000       9,243

                                                                     9,243

 Health Care Equipment & Supplies  0.9%
 Baxter International                                  363,000       11,674

                                                                     11,674

 Health Care Providers & Services  0.8%
 CIGNA                                                 140,100       9,755

                                                                     9,755

 Pharmaceuticals  6.5%
 Abbott Laboratories                                   181,800       7,701

 Bristol Myers Squibb                                  717,700       16,988

 Johnson & Johnson                                     296,500       16,702

 Merck                                                 571,400       18,856

 Schering-Plough                                       496,800       9,469

 Wyeth                                                 408,100       15,263

                                                                     84,979

 Total Health Care                                                   115,651

 INDUSTRIALS & BUSINESS SERVICES  13.0%
 Aerospace & Defense  4.6%
 Honeywell International                               579,700       20,788

 Lockheed Martin                                       238,900       13,326

 Raytheon                                              347,600       13,202

 Rockwell Collins                                      322,600       11,981

                                                                     59,297

 Commercial Services & Supplies  1.2%
 Dun & Bradstreet *                                    80,400        4,719

 Waste Management                                      393,672       10,763

                                                                     15,482

 Electrical Equipment  2.1%
 Cooper Industries, Class A                            224,067       13,220

 Emerson Electric                                      94,800        5,867

 Rockwell Automation                                   207,200       8,019

                                                                     27,106

 Industrial Conglomerates  2.1%
 GE                                                    812,500       27,284

                                                                     27,284

 Machinery  0.7%
 Pall                                                  358,600       8,779

                                                                     8,779

 Road & Rail  2.0%
 Norfolk Southern                                      332,000       9,874

 Union Pacific                                         278,100       16,296

                                                                     26,170

 Trading Companies & Distributors  0.3%
 W. W. Grainger                                        79,900        4,606

                                                                     4,606

 Total Industrials & Business Services                               168,724

 INFORMATION TECHNOLOGY  4.6%
 Communications Equipment  1.8%
 Lucent Technologies *                                 863,800       2,738

 Motorola                                              655,600       11,827

 Nokia ADR                                             626,800       8,600

                                                                     23,165

 Computers & Peripherals  0.8%
 Hewlett-Packard                                       554,836       10,403

                                                                     10,403

 Semiconductor & Semiconductor Equipment  1.0%
 Intel                                                 157,800       3,165

 Texas Instruments                                     490,300       10,434

                                                                     13,599

 Software  1.0%
 Microsoft                                             472,700       13,070

                                                                     13,070

 Total Information Technology                                        60,237

 MATERIALS  6.0%
 Chemicals  3.0%
 Dow Chemical                                          275,400       12,443

 DuPont                                                238,200       10,195

 Great Lakes Chemical                                  211,100       5,404

 Hercules *                                            358,000       5,101

 International Flavors & Fragrances                    158,900       6,070

                                                                     39,213

 Construction Materials  0.3%
 Vulcan Materials                                      87,800        4,474

                                                                     4,474

 Metals & Mining  0.9%
 Alcoa                                                 155,800       5,233

 Nucor                                                 64,100        5,857

                                                                     11,090

 Paper & Forest Products  1.8%
 International Paper                                   361,153       14,594

 MeadWestvaco                                          256,700       8,189

                                                                     22,783

 Total Materials                                                     77,560

 TELECOMMUNICATION SERVICES  5.9%
 Diversified Telecommunication Services  5.7%
 Alltel                                                219,900       12,075

 AT&T                                                  499,040       7,146

 Qwest Communications International *                  2,546,800     8,481

 SBC Communications                                    496,868       12,894

 Sprint                                                713,500       14,363

 Verizon Communications                                460,042       18,116

                                                                     73,075

 Wireless Telecommunication Services  0.2%
 Vodafone ADR                                          119,300       2,876

                                                                     2,876

 Total Telecommunication Services                                    75,951

 UTILITIES  4.3%
 Electric Utilities  1.7%
 FirstEnergy                                           199,420       8,192

 Teco Energy                                           150,200       2,032

 TXU                                                   180,400       8,645

 XCEL Energy                                           188,400       3,263

                                                                     22,132

 Gas Utilities  0.8%
 NiSource                                              521,500       10,957

                                                                     10,957

 Multi-Utilities & Unregulated Power  1.8%
 Constellation Energy Group                            236,500       9,422

 Duke Energy                                           578,000       13,230

                                                                     22,652

 Total Utilities                                                     55,741

 Total Common Stocks (Cost  $1,094,718)                              1,233,042

 CONVERTIBLE PREFERRED STOCKS  0.4%
 Ford Motor Capital Trust II                           43,000        2,248

 UnumProvident                                         114,700       3,172

 Total Convertible Preferred Stocks (Cost  $5,017)                   5,420

 CONVERTIBLE BONDS  0.4%
 Lucent Technologies, 8.00%, 8/1/31                    5,035,000     5,478

 Total Convertible Bonds (Cost  $5,452)                              5,478

 SHORT-TERM INVESTMENTS  4.7%
 Money Market Fund  4.7%
 T. Rowe Price Reserve Investment Fund, 1.68% #        60,596,825    60,597

 Total Short-Term Investments (Cost  $60,597)                        60,597

 Total Investments in Securities
 100.5% of Net Assets (Cost$1,165,784)                   $        1,304,537




 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Seven-day yield
 *     Non-income producing
 ADR   American Depository Receipts
 ADS   American Depository Shares
 EUR   Euro
 GDS   Global Depository Shares
 REIT  Real Estate Investment Trust


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $1,165,784,000. Net unrealized gain aggregated $138,753,000 at period-end, of which $208,323,000 related to appreciated investments and $69,570,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T.Rowe Price New America Growth Portfolio
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)


 COMMON STOCKS  98.0%
 CONSUMER DISCRETIONARY  14.5%
 Automobiles  1.2%
 Harley-Davidson                                       14,000        832

                                                                     832

 Hotels, Restaurants & Leisure  2.9%
 International Game Technology                         37,600        1,352

 PF Chang's China Bistro *                             11,900        577

                                                                     1,929

 Internet & Catalog Retail  0.4%
 Amazon.com *                                          6,200         253

                                                                     253

 Media  5.0%
 Getty Images *                                        20,400        1,128

 Liberty Media, Class A *                              75,900        662

 Scripps, Class A                                      16,800        803

 Viacom, Class B                                       22,201        745

                                                                     3,338

 Multiline Retail  2.0%
 Family Dollar Stores                                  36,000        975

 Kohl's *                                              7,200         347

                                                                     1,322

 Specialty Retail  3.0%
 PETsMART                                              29,000        823

 Ross Stores                                           15,300        359

 Staples                                               28,400        847

                                                                     2,029

 Total Consumer Discretionary                                        9,703

 CONSUMER STAPLES  3.0%
 Food & Staples Retailing  3.0%
 Costco Wholesale                                      1,900         79

 Sysco                                                 32,350        968

 Wal-Mart                                              18,100        963

 Total Consumer Staples                                              2,010

 ENERGY  4.9%
 Energy Equipment & Services  4.9%
 Baker Hughes                                          19,325        845

 Cooper Cameron *                                      8,700         477

 Diamond Offshore Drilling                             22,750        751

 Smith International *                                 19,800        1,202

 Total Energy                                                        3,275

 FINANCIALS  11.0%
 Capital Markets  5.9%
 Eaton Vance                                           9,100         367

 Franklin Resources                                    9,700         541

 Goldman Sachs                                         8,350         779

 Investors Financial Services                          6,800         307

 Legg Mason                                            5,100         272

 Lehman Brothers                                       6,500         518

 Morgan Stanley                                        9,100         449

 State Street                                          16,000        683

                                                                     3,916

 Consumer Finance  0.6%
 SLM Corporation                                       8,800         392

                                                                     392

 Diversified Financial Services  1.9%
 Citigroup                                             15,300        675

 Principal Financial Group                             16,000        576

                                                                     1,251

 Insurance  1.7%
 American International Group                          14,500        986

 St. Paul Companies                                    5,663         187

                                                                     1,173

 Thrifts & Mortgage Finance  0.9%
 Radian                                                13,300        615

                                                                     615

 Total Financials                                                    7,347

 HEALTH CARE  17.3%
 Biotechnology  5.1%
 Amgen *                                               17,900        1,014

 Amylin Pharmaceuticals *                              9,000         185

 Biogen Idec *                                         4,000         245

 Celgene *                                             2,900         169

 Cephalon *                                            9,250         443

 Eyetech Pharmaceuticals *                             4,600         156

 Genentech *                                           5,400         283

 Gilead Sciences *                                     15,500        579

 Neurocrine Biosciences *                              4,000         189

 OSI Pharmaceuticals *                                 2,700         166

                                                                     3,429

 Health Care Equipment & Supplies  3.2%
 Biomet                                                9,900         464

 Boston Scientific *                                   11,800        469

 Medtronic                                             22,700        1,178

                                                                     2,111

 Health Care Providers & Services  4.2%
 Anthem *                                              800           70

 Laboratory Corporation of America *                   19,300        844

 Omnicare                                              15,600        442

 Quest Diagnostics                                     5,300         467

 UnitedHealth Group                                    13,300        981

                                                                     2,804

 Pharmaceuticals  4.8%
 Eli Lilly                                             3,400         204

 Forest Laboratories *                                 15,600        702

 IVAX *                                                24,375        467

 Johnson & Johnson                                     15,200        856

 Pfizer                                                32,700        1,001

                                                                     3,230

 Total Health Care                                                   11,574

 INDUSTRIALS & BUSINESS SERVICES  13.5%
 Aerospace & Defense  1.9%
 Lockheed Martin                                       22,700        1,266

                                                                     1,266

 Air Freight & Logistics  4.1%
 C.H. Robinson Worldwide                               3,900         181

 Expeditors International of Washington                11,400        589

 UPS, Class B                                          25,800        1,959

                                                                     2,729

 Airlines  0.4%
 Southwest Airlines                                    21,000        286

                                                                     286

 Commercial Services & Supplies  5.2%
 Apollo Group, Class A *                               6,100         448

 ChoicePoint *                                         43,300        1,847

 Consolidated Graphics *                               8,300         348

 Education Management *                                31,700        844

                                                                     3,487

 Industrial Conglomerates  1.9%
 GE                                                    36,600        1,229

                                                                     1,229

 Total Industrials & Business Services                               8,997

 INFORMATION TECHNOLOGY  28.3%
 Communications Equipment  2.4%
 Cisco Systems *                                       79,250        1,434

 Juniper Networks *                                    7,700         182

                                                                     1,616

 Computers & Peripherals  2.9%
 Dell *                                                54,900        1,955

                                                                     1,955

 Electronic Equipment & Instruments  1.9%
 CDW                                                   21,200        1,230

                                                                     1,230

 Internet Software & Services  0.8%
 Google, Class A *                                     500           65

 IAC/InterActiveCorp *                                 21,428        472

                                                                     537

 IT Services  5.6%
 Affiliated Computer Services, Class A *               11,800        657

 Certegy                                               18,200        677

 Checkfree *                                           10,800        299

 First Data                                            15,600        679

 Paychex                                               23,500        708

 SunGard Data Systems *                                30,000        713

                                                                     3,733

 Semiconductor & Semiconductor Equipment  6.1%
 Altera *                                              12,800        251

 Analog Devices                                        11,400        442

 Intel                                                 37,600        754

 Intersil Holding, Class A                             41,700        664

 Linear Technology                                     8,700         315

 Microchip Technology                                  12,200        327

 Novellus Systems *                                    15,300        407

 Texas Instruments                                     10,700        228

 Xilinx                                                25,800        697

                                                                     4,085

 Software  8.6%
 Adobe Systems                                         4,900         242

 Cadence Design Systems *                              23,200        303

 Intuit *                                              28,600        1,298

 Jack Henry & Associates                               32,400        608

 Mercury Interactive *                                 16,850        588

 Microsoft                                             54,000        1,493

 Red Hat *                                             11,600        142

 SAP ADR                                               19,900        775

 Symantec *                                            4,900         269

                                                                     5,718

 Total Information Technology                                        18,874

 MATERIALS  0.5%
 Metals & Mining  0.5%
 Nucor                                                 3,400         311

 Total Materials                                                     311

 TELECOMMUNICATION SERVICES  1.7%
 Wireless Telecommunication Services  1.7%
 Nextel Communications, Class A *                      30,400        725

 Vodafone ADR                                          6,900         166

 Western Wireless, Class A *                           9,800         252

 Total Telecommunication Services                                    1,143

 Total Miscellaneous Common Stocks  3.3% 8                           2,205

 Total Common Stocks (Cost  $55,354)                                 65,439

 SHORT-TERM INVESTMENTS  1.8%
 Money Market Fund  1.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        1,187,250     1,187

 Total Short-Term Investments (Cost  $1,187)                         1,187

 Total Investments in Securities
 99.8% of Net Assets (Cost $56,541)                    $             66,626


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 ADR  American Depository Receipts





The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New America Growth Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $56,541,000. Net unrealized gain aggregated $10,085,000 at period-end, of which $11,483,000 related to appreciated investments and $1,398,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.





 T. Rowe Price Personal Strategy Balanced Portfolio (Unaudited) September 30,
                                                                            2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  65.3%
 CONSUMER DISCRETIONARY  9.2%
 Auto Components  0.1%
 Autoliv GDR (SEK)                                     2,100         84

 Keystone Automotive *ss.                              700           15

 Koito Manufacturing (JPY) ss.                         5,000         42

 Strattec Security *ss.                                300           19

                                                                     160

 Automobiles  1.0%
 Ford Motor ss.                                        25,700        361

 Fuji Heavy Industries (JPY) ss.                       6,000         31

 Harley-Davidson                                       5,000         297

 Honda (JPY) ss.                                       1,100         53

 Peugeot (EUR)                                         841           52

 Renault (EUR)                                         832           68

 Toyota Motor (JPY)                                    6,300         241

 Winnebago ss.                                         200           7

                                                                      1,110

 Distributors  0.0%
 Cycle & Carriage (SGD)                                1,501         7

                                                                               7

 Hotels, Restaurants & Leisure  1.4%
 Applebee's                                            862           22

 BJ's Restaurants *ss.                                 400           6

 Carnival                                              7,700         364

 CEC Entertainment *                                   550           20

 Compass (GBP)                                         2,594         10

 Hilton Group (GBP)                                    5,200         26

 International Game Technology                         10,800        388

 Marriott, Class A                                     700           37

 McDonald's                                            3,000         84

 Mitchells & Butlers (GBP)                             6,330         31

 PF Chang's China Bistro *ss.                          500           24

 Red Robin Gourmet Burgers *ss.                        300           13

 Ruby Tuesday                                          1,000         28

 Sonic *ss.                                            1,737         45

 Starbucks *                                           3,000         137

 Starwood Hotels & Resorts Worldwide, Class B          5,600         260

 The Cheesecake Factory *ss.                           1,100         48

 Whitbread (GBP)                                       2,887         43

                                                                     1,586

 Household Durables  0.9%
 Fortune Brands                                        1,500         111

 Harman International                                  100           11

 Jarden *ss.                                           1,450         53

 Newell Rubbermaid                                     25,900        519

 Persimmon (GBP)                                       3,721         45

 Philips Electronics (EUR)                             1,750         40

 Pioneer (JPY) ss.                                     2,500         52

 SEB (EUR)                                             225           22

 Sony (JPY) ss.                                        2,900         99

 Thomson (EUR)                                         4,264         89

                                                                     1,041

 Internet & Catalog Retail  0.3%
 Amazon.com *                                          600           25

 eBay *                                                3,700         340

 J. Jill Group *ss.                                    200           4

 priceline.com *ss.                                    800           18

                                                                     387

 Leisure Equipment & Products  0.4%
 Brunswick                                             1,800         82

 Eastman Kodak                                         9,200         296

 Heiwa (JPY)                                           900           13

 MarineMax *                                           800           18

 Noritsu Koki (JPY)                                    1,000         20

 Polaris Industries ss.                                500           28

 SCP Pool                                              937           25

                                                                     482

 Media  2.6%
 Aegis (GBP)                                           24,451        43

 Astro All Asia,  144A (MYR) *                         9,900         13

 British Sky Broadcasting (GBP)                        4,095         35

 Clear Channel Communications                          3,601         112

 Comcast
 Class A *                                             15,916        449

 Special Class A *                                     6,000         168

 Disney                                                13,300        300

 EchoStar Communications, Class A *                    6,000         187

 Emmis Communications, Class A *                       900           16

 Entercom Communications *                             700           23

 Gestevision Telecino (EUR) *                          200           4

 Getty Images *                                        300           17

 McGraw-Hill                                           300           24

 New York Times, Class A                               9,400         367

 News Corporation (AUD) ss.                            2,393         20

 News Corporation ADR                                  1,000         33

 Omnicom                                               1,100         80

 Publicis (EUR)                                        1,873         53

 Scholastic *                                          1,800         56

 Scripps, Class A                                      4,600         220

 Singapore Press (SGD)                                 6,500         18

 Time Warner *                                         15,700        253

 Viacom, Class B                                       9,790         329

 Washington Post, Class B                              94            86

 WPP Group (GBP)                                       4,363         41

 WPP Group ADR ss.                                     700           33

 Young Broadcasting, Class A *ss.                      500           5

                                                                     2,985

 Multiline Retail  0.7%
 Big Lots *                                            1,200         15

 Kohl's *                                              1,100         53

 Neiman Marcus, Class A                                200           11

 Nordstrom                                             6,800         260

 Target                                                10,100        457

                                                                     796

 Specialty Retail  1.7%
 AC Moore Arts & Crafts *ss.                           500           12

 AnnTaylor Stores *                                    2,400         56

 Best Buy                                              5,900         320

 Charles Voegele (CHF)                                 510           18

 Christopher & Banks ss.                               1,075         17

 Dixons (GBP)                                          14,103        44

 Esprit Holdings (HKD)                                 6,000         31

 Home Depot                                            18,400        721

 Hot Topic *ss.                                        1,400         24

 Kesa Electricals (GBP)                                663           3

 Linens 'n Things *                                    800           19

 Monro Muffler Brake *                                 1,300         28

 Nobia (SEK)                                           2,798         36

 The Finish Line, Class A ss.                          300           9

 Toys "R" Us *                                         30,500        541

 Ultimate Electronics *ss.                             300           1

                                                                     1,880

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  293           41

 Culp *ss.                                             100           1

 Unifi *                                               1,000         2

 World Company (JPY) ss.                               800           22

 Yue Yuen Industrial (HKD)                             14,900        38

                                                                     104

 Total Consumer Discretionary                                        10,538

 CONSUMER STAPLES  4.4%
 Beverages  0.5%
 Allied Domecq (GBP)                                   6,968         59

 Asahi Breweries (JPY)                                 2,000         21

 Coca-Cola                                             3,200         128

 Kirin Brewery (JPY)                                   6,000         52

 Lion Nathan (NZD)                                     9,349         50

 PepsiCo                                               4,650         226

                                                                     536

 Food & Staples Retailing  1.5%
 Carrefour (EUR)                                       782           37

 Casey's General Stores                                2,800         52

 Casino Guichard-Perrachon (EUR) ss.                   999           76

 Coles Myer (AUD)                                      5,490         37

 CVS                                                   15,300        645

 J Sainsbury (GBP)                                     7,675         35

 Matsumotokiyoshi (JPY)                                1,000         25

 METRO (EUR)                                           2,242         100

 Performance Food Group *                              1,600         38

 Sysco                                                 2,500         75

 Tesco (GBP)                                           12,770        66

 Wal-Mart                                              8,700         463

 Wal-Mart de Mexico, Series V (MXN)                    21,900        74

 Wild Oats Markets *ss.                                1,100         10

 York-Benimaru (JPY)                                   1,000         25

                                                                     1,758

 Food Products  1.0%
 American Italian Pasta, Class A ss.                   400           10

 Associated British Foods (GBP)                        4,492         54

 Campbell Soup                                         9,300         245

 General Mills                                         6,960         313

 Koninklijke Wessanen GDS (EUR) ss.                    3,209         43

 Nestle (CHF)                                          612           140

 Seneca Foods
 Class A *                                             300           5

 Class B *                                             100           2

 Unilever N.V. (GBP)                                   12,788        104

 Unilever N.V. ADS                                     4,000         231

                                                                     1,147

 Household Products  0.5%
 Colgate-Palmolive                                     6,560         296

 Kimberly-Clark                                        3,200         207

 Procter & Gamble                                      1,900         103

                                                                     606

 Personal Products  0.1%
 Chattem *ss.                                          300           10

 Gillette                                              1,200         50

 L'Oreal (EUR)                                         357           23

                                                                     83

 Tobacco  0.8%
 Altria Group                                          13,680        643

 UST                                                   5,630         227

                                                                     870

 Total Consumer Staples                                              5,000

 ENERGY  5.0%
 Energy Equipment & Services  2.0%
 Atwood Oceanics *ss.                                  700           33

 Baker Hughes                                          19,500        853

 BJ Services                                           4,000         210

 Cooper Cameron *                                      100           5

 FMC Technologies *                                    2,200         73

 Grant Prideco *                                       4,100         84

 Hanover Compressor *                                  2,000         27

 Hydril *ss.                                           500           21

 Key Energy Services *                                 800           9

 Lone Star Technologies *                              500           19

 National Oilwell *ss.                                 3,000         99

 Schlumberger                                          6,200         417

 Seacor Holdings *ss.                                  1,100         51

 Smith International *                                 5,200         316

 Technip (EUR)                                         142           23

 W-H Energy Services *ss.                              800           17

                                                                     2,257

 Oil & Gas  3.0%
 BP (GBP)                                              11,862        113

 BP ADR                                                11,638        670

 ChevronTexaco                                         9,648         518

 ENI S.P.A. (EUR)                                      8,378         188

 ExxonMobil                                            9,026         436

 Forest Oil *                                          2,000         60

 Marathon Oil                                          6,260         258

 Murphy Oil                                            600           52

 Noble Energy                                          1,100         64

 Norsk Hydro (NOK)                                     688           50

 OMV (EUR) ss.                                         50            12

 Petrobras ADR ss.                                     3,800         121

 Shell Transport & Trading (GBP)                       18,310        134

 Shell Transport & Trading ADR ss.                     1,400         62

 Statoil ASA (NOK)                                     8,026         115

 Tonen General Sekiyu (JPY) ss.                        1,000         9

 Total, Series B (EUR)                                 1,045         213

 Ultra Petroleum *ss.                                  400           20

 Unocal                                                7,430         320

 Woodside Petroleum (AUD)                              2,566         36

                                                                    3,451

 Total Energy                                                        5,708

 FINANCIALS  13.7%
 Capital Markets  2.6%
 Affiliated Managers Group *ss.                        700           37

 AmeriTrade *                                          8,500         102

 Bank of New York                                      4,200         123

 Charles Schwab                                        3,150         29

 Credit Suisse Group (CHF) *                           2,265         72

 Deutsche Bank (EUR)                                   1,008         72

 Franklin Resources                                    4,300         240

 Goldman Sachs                                         2,800         261

 Investors Financial Services ss.                      1,100         50

 Legg Mason                                            3,750         200

 Macquarie Bank (AUD)                                  2,179         57

 Mellon Financial                                      22,180        614

 Merrill Lynch                                         4,800         239

 Morgan Stanley                                        3,300         163

 National Financial Partners                           400           14

 Nomura (JPY)                                          3,000         39

 Northern Trust                                        5,000         204

 Piper Jaffray Cos *                                   1,400         55

 State Street                                          9,700         414

                                                                     2,985

 Commercial Banks  3.7%
 ABN Amro Holdings (EUR)                               3,682         84

 Alliance & Leicester (GBP)                            4,098         65

 Australia & New Zealand Banking (AUD)                 10,021        138

 Australia & New Zealand Banking ADR ss.               100           7

 Banca Intesa (EUR)                                    15,639        59

 Banco Santander Central Hispano (EUR) ss.             9,059         88

 Banco Santander Chile ADR                             1,745         49

 Bank Austria Creditanstalt (EUR)                      1,263         90

 Bank of America                                       16,100        698

 Bank of Yokohama (JPY)                                12,000        65

 Barclays (GBP)                                        23,400        224

 BNP Paribas (EUR)                                     2,408         156

 Boston Private Financial ss.                          800           20

 Chittenden                                            2,343         64

 Citizens Banking ss.                                  1,900         62

 DBS Group (SGD)                                       3,489         33

 Dexia (EUR)                                           2,394         45

 Glacier Bancorp ss.                                   552           16

 Grupo Financiero Banorte (MXN)                        27,997        132

 HBOS (GBP)                                            7,724         104

 HSBC (GBP)                                            5,143         82

 Jyske (DKK) *                                         741           48

 Mitsubishi Tokyo Financial (JPY)                      5             42

 National Australia Bank (AUD)                         5,701         111

 NORDEA (SEK)                                          16,988        139

 Pinnacle Financial Partners *                         200           4

 Provident Bankshares                                  1,200         40

 Royal Bank of Scotland (GBP)                          7,613         220

 Sandy Spring Bancorp ss.                              800           26

 SEB, Series A (SEK)                                   4,999         77

 Signature Bank *ss.                                   200           5

 Southwest Bancorp of Texas                            2,600         52

 Sumitomo Mitsui Financial (JPY) ss.                   12            69

 Svenska Handelsbanken, Series A (SEK)                 4,576         96

 Texas Capital Bancshares *ss.                         1,100         20

 The 77 Bank (JPY)                                     5,000         28

 U.S. Bancorp                                          15,300        442

 UniCredito Italiano (EUR)                             12,234        62

 Valley National Bancorp ss.                           1,819         46

 Wells Fargo                                           4,500         268

 WestAmerica                                           1,300         71

                                                                     4,147

 Consumer Finance  0.9%
 AIFUL (JPY)                                           550           54

 American Express                                      14,850        764

 SLM Corporation                                       5,600         250

                                                                     1,068

 Diversified Financial Services  1.3%
 Assured Guaranty                                      2,400         40

 Citigroup                                             22,750        1,004

 ING Groep GDS (EUR)                                   3,270         82

 J.P. Morgan Chase                                     9,914         394

                                                                     1,520

 Insurance  3.3%
 Aioi Insurance (JPY)                                  5,000         20

 American International Group                          15,398        1,047

 Aspen Insurance Holdings                              1,000         23

 Aviva (GBP)                                           4,630         46

 AXA (EUR)                                             3,599         73

 Bristol West Holdings ss.                             1,300         22

 Brown & Brown                                         400           18

 CNP Assurances (EUR)                                  1,401         91

 Genworth Financial, Class A *                         14,100        329

 Hannover Rueckversicherung (EUR)                      995           32

 Harleysville Group ss.                                400           8

 Hartford Financial Services                           3,900         242

 Horace Mann Educators                                 2,100         37

 Infinity Property & Casualty                          1,500         44

 Insurance Australia Group (AUD) ss.                   8,447         32

 Markel *                                              130           40

 Marsh & McLennan                                      3,500         160

 Mitsui Sumitomo Insurance (JPY)                       6,000         50

 Ohio Casualty *                                       3,100         65

 PartnerRe                                             900           49

 QBE Insurance (AUD)                                   7,625         72

 Royal & Sun Alliance (GBP)                            26,119        34

 SAFECO ss.                                            9,100         415

 Selective Insurance                                   900           33

 St. Paul Companies                                    8,063         267

 Triad Guaranty *                                      300           17

 Unipol (EUR) ss.                                      14,412        56

 UnumProvident                                         9,400         147

 W. R. Berkley                                         725           31

 XL Capital                                            2,800         207

                                                                     3,707

 Real Estate  1.2%
 Arden Realty, REIT                                    900           29

 China Overseas Land (HKD)                             118,000       26

 Corio (EUR)                                           853           41

 EastGroup Properties, REIT                            1,100         36

 Essex Property Trust, REIT                            100           7

 Federal Realty Investment Trust, REIT                 6,100         268

 Gables Residential Trust, REIT ss.                    1,100         38

 General Property Trust, Equity Units (AUD) ss.        25,480        68

 Goldcrest (JPY)                                       800           47

 LaSalle Hotel Properties, REIT                        500           14

 Manufactured Home Communities, REIT                   500           17

 Mirvac (AUD) ss.                                      9,694         30

 Parkway Properties, REIT                              700           32

 Reckson Associates Realty, REIT                       7,326         211

 Simon Property Group, REIT                            5,996         322

 Sun Hung Kai Properties (HKD)                         6,000         57

 Washington SBI, REIT                                  1,200         36

 Westfield Group (AUD)                                 2,717         30

 Wheelock (HKD)                                        18,000        26

                                                                     1,335

 Thrifts & Mortgage Finance  0.7%
 Bradford & Bingley (GBP)                              11,555        60

 Fannie Mae                                            7,320         464

 Frankfort First                                       100           3

 Freddie Mac                                           2,780         181

 Hypo Real Estate (EUR) *                              2,461         84

                                                                      792

 Total Financials                                                    15,554

 HEALTH CARE  7.5%
 Biotechnology  1.0%
 Abgenix *                                             200           2

 Alexion Pharmaceutical *ss.                           400           7

 Alkermes *ss.                                         1,400         16

 Amgen *                                               7,300         414

 Amylin Pharmaceuticals *ss.                           600           12

 Anadys Pharmaceuticals *ss.                           700           4

 Biogen Idec *                                         1,600         98

 Cephalon *ss.                                         576           28

 CSL Limited (AUD)                                     886           18

 Cubist Pharmaceuticals *ss.                           1,200         12

 CV Therapeutics *                                     200           2

 Cytogen *ss.                                          400           4

 Cytokinetics *ss.                                     100           1

 deCODE GENETICS *ss.                                  1,000         7

 Dynavax Technologies *ss.                             500           3

 Exelixis *                                            1,100         9

 Genentech *                                           1,900         100

 Gilead Sciences *                                     6,600         247

 MedImmune *                                           400           9

 Memory Pharmaceuticals *ss.                           1,000         8

 Myriad Genetics *ss.                                  1,300         22

 Neurocrine Biosciences *ss.                           700           33

 NPS Pharmaceuticals *ss.                              300           7

 ONYX Pharmaceuticals *ss.                             900           39

 OSI Pharmaceuticals *                                 100           6

 Rigel Pharmaceuticals *ss.                            500           13

 Trimeris *ss.                                         600           9

 Vertex Pharmaceuticals *ss.                           1,948         20

                                                                     1,150

 Health Care Equipment & Supplies  1.3%
 Advanced Neuromodulation Systems *ss.                 900           27

 Alcon                                                 300           24

 Analogic ss.                                          500           21

 Baxter International                                  10,700        344

 Biomet                                                1,700         80

 Boston Scientific *                                   5,700         226

 DJ Orthopedics *                                      900           16

 Edwards Lifesciences *                                800           27

 Elekta, Series B (SEK) *                              1,283         31

 EPIX Pharmaceuticals *                                300           6

 Guidant                                               900           59

 Integra LifeSciences *ss.                             1,200         39

 Matthews International, Class A                       1,600         54

 Medtronic                                             5,500         285

 NuVasive *                                            700           7

 ResMed *ss.                                           500           24

 St. Jude Medical *                                    900           68

 Steris *                                              1,200         26

 Stryker                                               1,600         77

 Thoratec *                                            700           7

 Wilson Greatbatch Technologies *ss.                   600           11

                                                                     1,459

 Health Care Providers & Services  1.8%
 Accredo Health *                                      800           19

 Alliance UniChem (GBP)                                2,373         29

 AmerisourceBergen                                     5,500         295

 Anthem *                                              1,200         105

 Celesio (EUR)                                         858           58

 Henry Schein *                                        900           56

 LabOne *                                              400           12

 Lifeline Systems *ss.                                 900           22

 LifePoint Hospitals *ss.                              200           6

 Sunrise Senior Living *ss.                            1,900         67

 Suzuken (JPY) ss.                                     700           18

 Symbion *ss.                                          500           8

 United Surgical Partners International *ss.           1,500         52

 UnitedHealth Group                                    12,900        951

 WellChoice *                                          500           19

 WellPoint Health Networks *                           3,600         378

                                                                     2,095

 Pharmaceuticals  3.4%
 Abbott Laboratories                                   2,800         119

 Able Laboratories *ss.                                400           8

 AstraZeneca ADR                                       1,800         74

 Atherogenics *ss.                                     1,000         33

 Eisai (JPY) ss.                                       1,300         35

 Eli Lilly                                             1,400         84

 Eon Labs *                                            600           13

 Forest Laboratories *                                 5,000         225

 Galen (GBP)                                           3,682         51

 GlaxoSmithKline (GBP)                                 6,401         138

 GlaxoSmithKline ADR ss.                               1,100         48

 Hisamitsu Pharmaceutical (JPY)                        2,000         36

 Inspire Pharmaceuticals *ss.                          1,600         25

 Johnson & Johnson                                     5,960         336

 Kobayashi Pharmaceutical (JPY) ss.                    1,000         25

 Medicines Company *ss.                                500           12

 Merck                                                 5,700         188

 Nektar Therapeutics *ss.                              300           4

 Novartis (CHF)                                        4,887         228

 Noven Pharmaceuticals *                               1,200         25

 Novo Nordisk, Series B (DKK)                          513           28

 Pfizer                                                24,000        734

 Sanofi-Aventis (EUR)                                  1,560         113

 Sanofi-Aventis (New shares) (EUR) ss.                 817           59

 Schering-Plough                                       20,300        387

 Takeda Chemical Industries (JPY)                      1,300         59

 Teva Pharmaceutical ADR                               4,900         127

 Wyeth                                                 16,380        613

                                                                     3,827

 Total Health Care                                                   8,531

 INDUSTRIALS & BUSINESS SERVICES  8.6%
 Aerospace & Defense  1.2%
 Armor Holdings *ss.                                   1,700         71

 British Aerospace (GBP)                               12,944        52

 European Aeronautic Defense & Space (EUR) ss.         2,706         72

 General Dynamics                                      1,200         122

 Honeywell International                               4,800         172

 Lockheed Martin                                       15,000        837

 Mercury Computer Systems *ss.                         1,000         27

 Rockwell Collins                                      700           26

                                                                     1,379

 Air Freight & Logistics  0.5%
 EGL *                                                 1,900         58

 Expeditors International of Washington                100           5

 Pacer International *                                 1,000         16

 Ryder System                                          500           24

 TPG (EUR)                                             1,698         41

 UPS, Class B                                          4,900         372

 UTi Worldwide ss.                                     1,000         59

                                                                     575

 Airlines  0.0%
 Frontier Airlines *ss.                                900           7

 Midwest Express Holdings *ss.                         900           3

 Qantas Airways (AUD)                                  7,268         18

                                                                     28

 Building Products  0.1%
 Pilkington (GBP)                                      26,011        43

 Quixote ss.                                           300           6

 Trex *ss.                                             600           26

                                                                     75

 Commercial Services & Supplies  1.7%
 Apollo Group, Class A *                               3,550         261

 Cendant                                               5,500         119

 Central Parking ss.                                   2,000         26

 ChoicePoint *                                         1,300         55

 Consolidated Graphics *                               1,300         55

 Education Management *                                200           5

 Electro Rent                                          600           7

 First Advantage, Class A *ss.                         300           5

 G & K Services, Class A                               1,000         40

 Glory (JPY)                                           1,200         18

 H&R Block                                             3,400         168

 Herman Miller ss.                                     1,800         44

 Intersections *ss.                                    500           7

 Ionics *ss.                                           1,500         41

 KForce *                                              1,600         13

 Layne Christensen *ss.                                300           5

 LECG *ss.                                             1,200         20

 R.R. Donnelley                                        13,900        435

 Resources Connection *ss.                             1,300         49

 SOURCECORP *                                          800           18

 Tetra Tech *                                          1,990         25

 Waste Management                                      18,422        504

 West Corporation *ss.                                 700           20

                                                                     1,940

 Construction & Engineering  0.2%
 Acciona (EUR)                                         949           61

 Balfour Beatty (GBP)                                  9,132         46

 Downer EDI (AUD) ss.                                  6,063         18

 Insituform Technologies, Class A *ss.                 800           15

 JGC (JPY) ss.                                         3,000         30

 NCC AB, Series B (SEK)                                4,645         50

                                                                     220

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        2,200         53

 American Superconductor *ss.                          300           4

 Artesyn Technologies *ss.                             1,400         14

 Draka (EUR)                                           946           12

 Sumitomo Electric Industries (JPY) ss.                3,000         27

 Woodward Governor                                     100           7

                                                                     117

 Industrial Conglomerates  2.3%
 3M                                                    3,040         243

 DCC (EUR)                                             2,609         48

 GE                                                    25,900        870

 Hutchison Whampoa (HKD)                               11,600        91

 Sembcorp (SGD)                                        68,000        59

 Siemens (EUR)                                         1,768         130

 Tyco International                                    39,052        1,197

                                                                     2,638

 Machinery  1.4%
 Actuant, Class A *ss.                                 1,140         47

 Cascade ss.                                           300           8

 Danaher ss.                                           11,700        600

 Deere                                                 6,000         387

 Fanuc (JPY)                                           1,000         53

 Graco                                                 1,250         42

 Guinness Peat Group (NZD)                             23,056        34

 Harsco                                                1,600         72

 IDEX                                                  650           22

 Lindsay Manufacturing ss.                             1,400         38

 Mitsubishi Heavy Industries (JPY) ss.                 15,000        42

 NSK (JPY)                                             5,000         21

 Pall                                                  6,400         157

 Reliance Steel & Aluminum                             200           8

 Saurer (CHF) *                                        364           20

 SKF, Series B (SEK)                                   850           32

 Toro ss.                                              500           34

                                                                     1,617

 Marine  0.1%
 Nippon Yusen (JPY) ss.                                14,000        72

                                                                     72

 Road & Rail  0.9%
 Arriva (GBP)                                          6,957         56

 Burlington Northern Santa Fe                          9,300         356

 Genesee & Wyoming, Class A *ss.                       500           13

 Heartland Express                                     976           18

 Knight Transportation *                               3,150         67

 Nippon Express (JPY)                                  6,000         29

 Norfolk Southern                                      13,000        387


 Overnite                                              700           22

                                                                     948

 Trading Companies & Distributors  0.1%
 Mitsubishi (JPY) ss.                                  7,000         76

 Sumitomo (JPY) ss.                                    4,000         30

                                                                     106

 Total Industrials & Business Services                               9,715

 INFORMATION TECHNOLOGY  8.0%
 Communications Equipment  1.7%
 Belden CDT ss.                                        2,400         52

 Black Box ss.                                         800           30

 Cisco Systems *                                       25,100        454

 Corning *                                             49,500        548

 F5 Networks *ss.                                      500           15

 Ixia *ss.                                             700           7

 Juniper Networks *                                    6,600         156

 LM Ericsson ADR, Class B *ss.                         400           13

 Lucent Technologies *ss.                              73,000        231

 Nokia (EUR)                                           3,067         42

 Nokia ADR                                             2,900         40

 Packeteer *ss.                                        400           4

 QUALCOMM                                              4,200         164

 Research In Motion *                                  1,400         107

 Riverstone Networks *ss.                              2,000         2

 Sagem (EUR)                                           465           45

 Sirf Technology Holdings *ss.                         1,200         17

 Tekelec *ss.                                          600           10

 Uniden (JPY)                                          1,000         21

                                                                     1,958

 Computers & Peripherals  0.8%
 Creative Technology (SGD)                             1,800         20

 Dell *                                                14,700        523

 Emulex *ss.                                           1,900         22

 Gateway *                                             4,500         22

 IBM                                                   500           43

 Lexmark International, Class A *                      1,800         151

 Logitech International (CHF) *                        647           32

 NEC (JPY) ss.                                         4,000         24

 QLogic *                                              2,300         68

 Synaptics *ss.                                        900           18

 Toshiba (JPY) ss.                                     9,000         33

                                                                     956

 Electronic Equipment & Instruments  0.3%
 Cogent *                                              300           5

 Digital Theater Systems *ss.                          700           13

 Global Imaging Systems *ss.                           800           25

 KEMET *ss.                                            2,600         21

 Kyocera (JPY)                                         300           21

 Littelfuse *                                          700           24

 Methode Electronics ss.                               1,600         20

 Newport *                                             1,200         14

 Plexus *ss.                                           2,600         29

 Shimadzu (JPY) ss.                                    11,000        57

 TDK (JPY)                                             600           40

 Technitrol *ss.                                       400           8

 Woodhead Industries ss.                               1,200         17

                                                                     294

 Internet Software & Services  0.5%
 Digital Insight *ss.                                  1,600         22

 IAC/InterActiveCorp *ss.                              6,000         132

 MatrixOne *ss.                                        1,900         9

 Netegrity *                                           1,200         9

 Sonicwall *ss.                                        100           1

 Websense *ss.                                         100           4

 Websidestory *                                        200           2

 Yahoo! *                                              10,700        363

                                                                     542

 IT Services  1.0%
 Accenture, Class A *                                  2,000         54

 Affiliated Computer Services, Class A *               3,500         195

 Automatic Data Processing                             1,600         66

 BISYS Group *                                         1,300         19

 CACI International, Class A *                         900           47

 First Data                                            4,768         207

 Fiserv *                                              4,200         146

 Global Payments ss.                                   1,100         59

 Indra Sistemas (EUR)                                  3,653         49

 Iron Mountain *                                       2,025         69

 Itochu Techno-Science (JPY) ss.                       1,500         62

 Logica CMG (GBP)                                      6,173         19

 Maximus *ss.                                          1,200         35

 MPS Group *                                           3,200         27

 RightNow Technologies *                               800           10

 SunGard Data Systems *                                400           10

                                                                     1,074

 Office Electronics  0.1%
 Canon (JPY)                                           2,000         94

 Neopost (EUR)                                         572           37

                                                                     131

 Semiconductor & Semiconductor Equipment  1.3%
 AMIS Holdings *                                       900           12

 Analog Devices                                        6,000         233

 Applied Materials *                                   4,100         68

 Artisan Components *                                  400           12

 Atheros Communications *ss.                           200           2

 ATMI *ss.                                             1,000         20

 Cabot Microelectronics *ss.                           700           25

 Entegris *ss.                                         1,700         14

 Exar *                                                1,400         20

 Intel                                                 10,900        219

 Jenoptik (EUR) *                                      2,537         24

 Lattice Semiconductor *ss.                            2,600         13

 Maxim Integrated Products                             8,100         343

 Microchip Technology                                  1,300         35

 Microsemi *ss.                                        1,200         17

 MKS Instruments *ss.                                  2,100         32

 Mykrolis *ss.                                         2,000         20

 PDF Solutions *ss.                                    1,400         17

 Power Integrations *ss.                               200           4

 Rohm (JPY)                                            100           10

 Semiconductor Manufacturing International ADR *ss.    900           9

 Semtech *ss.                                          2,200         42

 Sigmatel *ss.                                         300           6

 Tessera Technologies *ss.                             1,200         26

 Texas Instruments                                     5,600         119

 Xilinx                                                6,200         167

                                                                     1,509

 Software  2.3%
 Actuate *                                             400           1

 Adobe Systems                                         5,400         267

 Altiris *ss.                                          900           29

 Blackbaud *ss.                                        100           1

 Catapult Communications *ss.                          500           9

 Concord Communications *ss.                           900           8

 Electronic Arts *                                     600           28

 FactSet Research Systems ss.                          1,100         53

 FileNet *ss.                                          1,900         33

 Internet Security Systems *                           1,200         20

 Intuit *                                              5,600         254

 Jack Henry & Associates                               3,000         56

 Kronos *                                              1,600         71

 Magma Design Automation *ss.                          600           9

 Mercury Interactive *                                 600           21

 Microsoft                                             33,780        934

 Motive *ss.                                           1,300         15

 NEC Soft (JPY) ss.                                    1,100         25

 NetIQ *                                               1,584         17

 Open Solutions *ss.                                   500           13

 Oracle *                                              11,600        131

 Progress Software *ss.                                1,000         20

 Quest Software *ss.                                   1,500         17

 Red Hat *ss.                                          1,000         12

 RSA Security *ss.                                     1,500         29

 SAP (EUR)                                             678           105

 SAP ADR                                               5,000         195

 SPSS *ss.                                             800           11

 Symantec *                                            1,900         104

 Trend Micro (JPY)                                     500           22

 Verisity *                                            500           3

 VERITAS Software *                                    4,375         78

 Verity *ss.                                           1,500         19

                                                                     2,610

 Total Information Technology                                        9,074

 MATERIALS  5.5%
 Chemicals  2.2%
 Agrium                                                15,800        281

 Airgas                                                3,700         89

 Arch Chemicals ss.                                    1,600         46

 BASF (EUR)                                            1,906         112

 Degussa (EUR)                                         2,553         95

 Dow Chemical                                          10,300        465

 DuPont                                                7,784         333

 Ferro                                                 2,100         46

 Hercules *                                            12,300        175

 IMC Global *                                          2,700         47

 International Flavors & Fragrances                    6,100         233

 Kaneka (JPY)                                          3,000         29

 MacDermid                                             200           6

 Material Sciences *                                   1,000         14

 Minerals Technologies                                 1,200         71

 Mitsubishi Gas Chemical (JPY)                         8,000         34

 Potash Corp./Saskatchewan                             4,900         314

 Symyx Technologies *ss.                               800           19

 Teijin (JPY) ss.                                      16,000        57

 Yara International (NOK) *                            942           10

                                                                     2,476

 Construction Materials  0.3%
 Aggregate (GBP)                                       27,245        47

 Boral (AUD)                                           24,130        121

 Cemex (MXN)                                           12,858        72

 Heidelberger Zement (EUR)                             535           25

 Lafarge (EUR)                                         310           27

 RMC (GBP)                                             3,437         53

                                                                     345

 Containers & Packaging  0.0%
 Chesapeake Corp. ss.                                    900           22

 Smurfit-Stone Container *ss.                            300           6

                                                                       28

 Metals & Mining  2.5%
 Alcoa                                                 7,068         237

 Anglo American (GBP)                                  2,229         53

 BHP Billiton (AUD)                                    9,700         101

 Bluescope Steel (AUD)                                 22,015        139

 Gibraltar Steel ss.                                   500           18

 Lihir Gold (AUD) *ss.                                 21,900        17

 Meridian Gold *ss.                                    2,100         35

 Nippon Steel (JPY)                                    33,000        78

 NN ss.                                                300           3

 Nucor                                                 13,500        1,234

 Phelps Dodge                                          8,300         764

 SSAB Svenskt Stal, Series A (SEK)                     3,685         70

 Steel Dynamics ss.                                    900           35

 Voestalpine (EUR) ss.                                 740           42

                                                                     2,826

 Paper & Forest Products  0.5%
 Buckeye Technologies *ss.                             2,200         25

 MeadWestvaco                                          6,400         204

 Weyerhaeuser                                          4,500         299

                                                                     528

 Total Materials                                                     6,203

 TELECOMMUNICATION SERVICES  1.8%
 Diversified Telecommunication Services  0.7%
 Cable & Wireless (GBP)                                8,869         16

 Royal KPN (EUR)                                       9,647         72

 SBC Communications                                    5,520         143

 Sprint                                                15,200        306

 TDC (DKK)                                             1,401         50

 Tele Norte Leste ADR ss.                              3,500         46

 Tele2, Series B (SEK) ss.                             1,311         49

 Telenor (NOK)                                         10,370        79

 Telmex ADR                                            1,400         45

                                                                     806

 Wireless Telecommunication Services  1.1%
 America Movil ADR, Series L                           2,000         78

 Bouygues (EUR)                                        2,053         77

 China Unicom (HKD)                                    23,000        18

 KDDI (JPY) ss.                                        19            92

 mmO2 (GBP) *                                          65,118        116

 Nextel Communications, Class A *                      13,600        324

 SK Telecom ADR ss.                                    1,150         22

 Smartone Telecommunications (HKD)                     13,000        14

 Spectrasite *ss.                                      1,000         47

 Telecom Italia Mobile (EUR)                           19,028        103

 Total Access Communications *                         4,400         15

 Vodafone ADR                                          13,200        318

 Western Wireless, Class A *                           400           10

                                                                     1,234

 Total Telecommunication Services                                    2,040

 UTILITIES  1.6%
 Electric Utilities  1.2%
 Cleco ss.                                             1,000         17

 E.On (EUR)                                            2,412         178

 El Paso Electric *                                    900           15

 Electric Power Dev., 144A (JPY) *                     300           7

 Exelon                                                6,250         229

 FirstEnergy                                           6,687         275

 Hong Kong Electric (HKD)                              6,100         27

 Iberdrola (EUR)                                       3,676         76

 TEPCO (JPY) ss.                                       1,800         39

 Tohoku Electric Power (JPY)                           3,400         56

 TXU                                                   9,540         457

                                                                     1,376

 Gas Utilities  0.2%
 Australian Gas Light (AUD)                            3,475         34

 Centrica (GBP)                                        21,799        99

 Toho Gas (JPY) ss.                                    9,000         28

                                                                     161

 Multi-Utilities & Unregulated Power  0.2%
 Constellation Energy Group                            4,000         159

 RWE (EUR)                                             845           41

 United Utilities (GBP)                                4,554         46

                                                                     246

 Total Utilities                                                     1,783

 Total Common Stocks (Cost  $56,803)                                 74,146

 PREFERRED STOCKS  0.3%
 Fresenius (EUR)                                       493           40

 News Corporation ADR ss.                              5,500         172

 Porsche (EUR)                                         102           66

 Total Preferred Stocks (Cost  $241)                                 278

 ASSET-BACKED SECURITIES  0.7%
 Capital Auto Receivables Asset Trust, Series 2002-2
 Class CERT, 4.18%, 10/15/07                           56,931        57

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             27,032        27

 Series 2003-A, Class A4, 2.06%, 12/15/09              80,000        79

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 45,972        46

 Citibank Credit Card Issuance Trust, Series 2001-C1
 Class C1, VR, 2.68%, 1/15/10                          55,000        56

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              40,000        40

 Series 2003-A, Class D, 4.06%, 10/15/10               20,000        20

 MBNA Master Credit Card Trust II, Series 2000-D
 Class C, 144A, 8.40%, 9/15/09                         125,000       140

 Morgan Stanley Auto Loan Trust, Series 2004-HB1
 Class C, VR, 2.88%, 10/15/11                          35,000        35

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       110,000       124

 Reliant Energy Transition Bond, Series 2001-1, Class
A4, 5.63%, 9/15/15                                     100,000       107

 World Financial Network, Series 2003-A, Class A2
 VR, 1.75%, 5/15/12                                    100,000       100

 Total Asset-Backed Securities (Cost  $815)                          831

 CORPORATE BONDS  5.4%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              40,000        44

 Ace Ina Holdings, 5.875%, 6/15/14                     35,000        37

 AIG Sunamerica Global Financing XII
 144A, 5.30%, 5/30/07                                  100,000       105

 Alabama Power, Series B, 1.94%, 8/25/09               35,000        35

 Alcan, 6.125%, 12/15/33                               40,000        42

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/0                                    735,000        37

 Amerada Hess, 7.875%, 10/1/29                         30,000        35

 AOL Time Warner, 7.625%, 4/15/31                      45,000        52

 Appalachian Power, 4.80%, 6/15/05                     50,000        51

 AT&T Broadband, 8.375%, 3/15/13                       50,000        60

 Baker Hughes, 6.875%, 1/15/29                         65,000        75

 Bank One, 5.25%, 1/30/13                              85,000        87

 BB&T, 6.50%, 8/1/11                                   20,000        22

 Black Hills, 6.50%, 5/15/13                           40,000        41

 Boeing, 8.75%, 8/15/21                                25,000        33

 Buckeye Partners, 6.75%, 8/15/33                      20,000        21

 Bunge Limited Finance, 4.375%, 12/15/08               45,000        45

 Canadian National Railways, 6.25%, 8/1/34             50,000        53

 Canadian Natural Resources, 7.20%, 1/15/32            90,000        106

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        35,000        37

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        40,000        40

 Chancellor Media, 8.00%, 11/1/08                      25,000        28

 CIT Group
 2.875%, 9/29/06                                       20,000        20

 7.75%, 4/2/12                                         60,000        71

 Citigroup, 5.00%, 9/15/14                             70,000        70

 Cleveland Electric Illuminating, 5.65%, 12/15/13      45,000        46

 ConocoPhillips, 5.90%, 10/15/32                       45,000        46

 Countrywide Home Loans, 5.50%, 2/1/07                 35,000        37

 Cox Communications, 7.875%, 8/15/09                   45,000        50

 CVS, 144A, 4.00%, 9/15/09                             15,000        15

 DaimlerChrysler
 VR, 2.343%, 9/10/07                                   40,000        40

 6.50%, 11/15/13                                       50,000        54

 Deutsche Telekom International Finance
 STEP, 8.75%, 6/15/30                                  35,000        45

 Developers Diversified Realty, 3.875%, 1/30/09        35,000        34

 Devon Financing, 7.875%, 9/30/31                      40,000        49

 Dominion Resources, 5.00%, 3/15/13                    30,000        30

 Dow Chemical, 6.125%, 2/1/11                          30,000        33

 Duke Capital
 4.302%, 5/18/06                                       25,000        25

 6.25%, 2/15/13                                        40,000        43

 Encana Holdings Finance, 5.80%, 5/1/14                50,000        53

 Entergy Gulf States, 5.20%, 12/3/07                   45,000        45

 Exelon Generation, 5.35%, 1/15/14                     35,000        36

 Federated Department Stores, 6.625%, 4/1/11           35,000        39

 First Union, 6.40%, 4/1/08                            20,000        22

 FirstEnergy, Series C, 7.375%, 11/15/31               25,000        28

 Ford Motor Credit, 5.625%, 10/1/08                    115,000       119

 France Telecom, STEP, 8.50%, 3/1/11                   40,000        48

 Franklin Resources, 3.70%, 4/15/08                    15,000        15

 Fund American Companies, 5.875%, 5/15/13              45,000        46

 General Electric Capital, 6.00%, 6/15/12              60,000        66

 Genworth Financial, 5.75%, 6/15/14                    45,000        47

 GlaxoSmithKline, 5.375%, 4/15/34                      30,000        29

 GM, 8.375%, 7/15/33                                   50,000        53

 GMAC, 7.25%, 3/2/11                                   55,000        59

 Goldman Sachs Capital I, 6.345%, 2/15/34              90,000        90

 Halliburton, 144A, VR, 2.41%, 1/26/07                 45,000        45

 HBOS, 144A, 6.00%, 11/1/33                            40,000        41

 Hearst-Argyle, 7.00%, 1/15/18                         35,000        39

 Hertz, 4.70%, 10/2/06                                 20,000        20

 Highmark, 144A, 6.80%, 8/15/13                        20,000        22

 Hospira, 4.95%, 6/15/09                               45,000        46

 Household Finance, 6.375%, 11/27/12                   35,000        39

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              60,000        61

 IBM, 4.25%, 9/15/09                                   55,000        56

 International Lease Finance, 6.375%, 3/15/09          100,000       109

 International Speedway, 144A, 4.20%, 4/15/09          20,000        20

 IStar Financial, 4.875%, 1/15/09                      20,000        20

 John Deere Capital, 7.00%, 3/15/12                    55,000        64

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            25,000        29

 Kinder Morgan, 6.50%, 9/1/12                          50,000        55

 Kraft Foods, 5.625%, 11/1/11                          45,000        47

 Kroger, 8.05%, 2/1/10                                 45,000        53

 Lear, 144A, 5.75%, 8/1/14                             20,000        21

 Lennar, 144A, 5.50%, 9/1/14                           45,000        46

 Liberty Media, VR, 3.38%, 9/17/06                     45,000        45

 Marsh & McLennan, 3.625%, 2/15/08                     20,000        20

 Masco, 5.875%, 7/15/12                                80,000        86

 May Department Stores, 144A, 3.95%, 7/15/07           15,000        15

 MBNA America Bank, 4.625%, 8/3/09                     50,000        51

 McCormick, 6.40%, 2/1/06                              125,000       131

 Miller Brewing, 144A, 5.50%, 8/15/13                  60,000        62

 Morgan Stanley, 3.625%, 4/1/08                        75,000        75

 Motorola, 7.625%, 11/15/10                            25,000        29

 Nationwide Financial Services, 5.90%, 7/1/12          55,000        59

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     25,000        25

 NLV Financial, 144A, 7.50%, 8/15/33                   30,000        32

 Northern Trust, 4.60%, 2/1/13                         30,000        30

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            20,000        20

 Pemex Funding Master Trust
 7.375%, 12/15/14                                      30,000        33

 144A, VR, 3.18%, 6/15/10                              45,000        45

 PG&E
 6.05%, 3/1/34                                         35,000        35

 VR, 2.30%, 4/3/06                                     17,000        17

 Pinnacle West Capital, 6.40%, 4/1/06                  45,000        47

 Pioneer Natural Resource, 5.875%, 7/15/16             35,000        36

 Plains All American Pipeline, 7.75%, 10/15/12         30,000        35

 PPL Capital Funding, 4.33%, 3/1/09                    45,000        45

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 45,000        46

 Principal Mutual Life Insurance, 144A, 8.00%, 3/1/44  45,000        49

 Prudential Financial, 3.75%, 5/1/08                   40,000        40

 PSEG Power, 3.75%, 4/1/09                             35,000        34

 Public Service of New Mexico, 4.40%, 9/15/08          35,000        35

 Puget Sound Energy, VR, 1.90%, 7/14/06                45,000        45

 Pulte, 7.875%, 8/1/11                                 35,000        41

 R.R. Donnelley, 3.75%, 4/1/09                         25,000        25

 Reckson Operating Partnership, 5.15%, 1/15/11         40,000        40

 Rogers Cable, 5.50%, 3/15/14                          40,000        37

 Rouse, 8.43%, 4/27/05                                 125,000       128

 SCA Coordination Center, 144A, 4.50%, 7/15/15         30,000        29

 Sealed Air, 144A, 5.375%, 4/15/08                     40,000        42

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 20,000        22

 Sempra Energy, 6.00%, 2/1/13                          50,000        54

 Simon Property Group, 3.75%, 1/30/09                     45,000        44

 SLM Corporation, VR
 1.86%, 1/26/09                                           50,000        50

 4.12%, 4/1/09                                            35,000        35

 Sprint Capital, 6.90%, 5/1/19                            80,000        88

 SunGard Data Systems, 3.75%, 1/15/09                     25,000        25

 Telecom Italia, 144A, 6.00%, 9/30/34                     50,000        49

 Telefonos De Mexico, 4.50%, 11/19/08                     20,000        20

 Telus, 8.00%, 6/1/11                                     30,000        35

 Transocean, 7.50%, 4/15/31                               30,000        36

 TXU Energy, VR, 2.38%, 1/17/06                           20,000        20

 Tyco International, 6.375%, 10/15/11                     55,000        61

 U.S. Bank, 2.87%, 2/1/07                                 40,000        40

 U.S. Cellular, 6.70%, 12/15/33                           25,000        25

 Union Pacific, 6.50%, 4/15/12                            55,000        61

 UST, 6.625%, 7/15/12                                     70,000        78

 Verizon Global Funding, 7.75%, 12/1/30                   45,000        54

 Webster Financial, 5.125%, 4/15/14                       45,000        46

 Wells Fargo, VR, 1.99%, 3/23/07                          55,000        55

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                         25,000        26

 Weyerhaeuser, 6.75%, 3/15/12                             45,000        50

 Wyeth, 6.50%, 2/1/34                                     30,000        31

 XL Capital, 6.50%, 1/15/12                               40,000        44

 XTO Energy, 6.25%, 4/15/13                               30,000        33

 Yum! Brands, 7.70%, 7/1/12                               45,000        53

 Total Corporate Bonds (Cost  $5,919)                                  6,121

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.0%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)             295,000       220

 European Investment Bank, 5.75%, 9/15/09 (AUD)           100,000       73

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)        295,000       373

 Government of Canada, 5.25%, 6/1/12 (CAD)                405,000       336

 Republic of Chile, 5.50%, 1/15/13                        45,000        47

 Republic of South Africa, 6.50%, 6/2/14                  25,000        27

 United Mexican States (Mexico)
 6.375%, 1/16/13                                          55,000        58

 VR, 2.29%, 1/13/09                                       35,000        35

 Total Foreign Government Obligations & Municipalities
(Cost
 $1,006)                                                                1,169

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.8%

 Banc of America Commercial Mortgage, Series 2003-1
 Class A2, CMO, 4.648%, 9/11/36                           100,000       100

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34       155,079       155

 Series 2004-1, Class 3A2, CMO, VR, 5.013%, 10/25/34      60,000        60

 Series 2004-A, Class 2A2, CMO, VR, 4.179%, 2/25/34       77,811        77

 Series 2004-D, Class 2A2, CMO, VR, 4.23%, 5/25/34        55,545        55

 BankBoston Home Equity Loan Trust, Series 1998-1
 Class A6, 6.35%, 2/25/13                                 74,074        75

 Bear Stearns Commercial Mortgage Securities
 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41           225,000       227

 Centex Home Equity, Series 2004-C, Class M1
 VR, 2.32%, 6/25/34                                       100,000       100

 Chase Funding Mortgage Loan
 Series 2003-3, Class 1M1, 4.537%, 9/25/32                50,000        49

 Series 2002-1, Class 1A3, 5.039%, 12/25/23               24,205        24

 Series 2002-2, Class 1M1, 5.599%, 9/25/31                20,000        21

 Countrywide Asset-Backed Certificates
 Series 2004-6, Class 2A2, 2.16%, 8/25/32                 90,000        90

 Series 2003-5, Class AF3, 3.613%, 4/25/30                75,000        75

 Series 2004-7, Class 2-AV2, 2.19%, 12/25/34              50,000        50

 Countrywide Home Loans, Series 2003-60, Class 2A1
 CMO, VR, 5.064%, 2/25/34                                 25,314        26

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
 CMO, VR, 7.30%, 6/10/32                                  75,000        85

 GE Capital Commercial Mortgage, Series 2001-1, Class A2
 CMO, 6.531%, 3/15/11                                     100,000       111

 Greenwich Capital Commercial Funding, Series 2004-GG1A
 Class A2, CMO, 3.835%, 10/8/08                           85,000        86

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35         100,000       108

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33          100,000       111

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, VR, 3.246%, 3/15/29       125,000       122

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29       125,000       128

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                      53,456        53

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $1,985)                                                         1,988

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 6.7% U.S. Government

 Agency Obligations o 5.1% Federal Home Loan Mortgage

 4.50%, 11/1/18 - 5/1/19                                  289,500       289

 5.00%, 12/1/08 - 11/1/33                                 612,238       616

 5.50%, 10/1/33 - 12/1/33                                 104,668       106

 7.00%, 6/1/32                                            50,714        54

 ARM, 4.59%, 9/1/32                                       43,827        45

 CMO
 4.50%, 3/15/16                                           175,000       176

 5.50%, 4/15/28                                           200,000       206

 IO, 4.50%, 7/15/11 - 5/15/16                             257,000       31

 TBA
 5.50%, 1/1/33                                            143,000       145

 6.00%, 1/1/33                                            241,000       249

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                   564,006       563

 5.00%, 3/1 - 4/1/34                                      710,310       705

 5.50%, 10/1/17 - 6/1/34                                  1,440,233     1,477

 6.00%, 10/1/13                                           53,464        56

 6.50%, 5/1/17 - 12/1/32                                  155,289       164

 7.00%, 4/1/32                                            14,585        16

 CMO
 2.91%, 11/25/33                                          55,000        55

 3.50%, 4/25/13                                           75,000        75

 5.00%, 3/25/15                                           125,000       128

 5.50%, 7/25/28                                           1,564         1

 CMO, IO
 5.50%, 11/25/28                                          64,889        6

 6.50%, 2/1/32                                            36,933        7

 TBA
 5.50%, 1/1/18                                            139,000       144

 6.00%, 1/1/33                                            423,000       436

 U.S. Government Obligations 1.6% Government National Mortgage Assn.

 5.00%, 7/15/33 - 3/20/34                                 974,654       970

 5.50%, 1/20 - 5/20/34                                    457,911       466

 6.00%, 4/15/26 - 2/20/34                                 134,351       140

 6.50%, 3/15/26 - 12/20/33                                111,086       117

 7.00%, 9/20/27                                           76,425        81

 8.00%, 10/15/25 - 6/15/26                                31,646        35

 8.50%, 12/15/24                                          7,081         8

 11.50%, 11/15/19                                         8,009         9

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $7,503)                                                         7,576

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 7.1% U.S. Government Agency Obligations o 1.6%
 Federal Home Loan Bank, 5.75%, 5/15/12                   265,000       289

 Federal Home Loan Mortgage
 2.75%, 3/15/08                                           87,000        85

 4.50%, 1/15/14                                           35,000        35

 4.625%, 2/15/07 (EUR)                                    455,000       588

 Federal National Mortgage Assn.
 4.125%, 4/15/14                                          115,000       111

 4.375%, 9/15/12                                          100,000       100

 6.00%, 5/15/11                                           310,000       342

 7.125%, 1/15/30                                          240,000       296

 U.S. Treasury Obligations  5.5%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                          95,000        102

 6.00%, 2/15/26                                           230,000       262

 6.25%, 8/15/23 - 5/15/30                                 460,000       541

 6.375%, 8/15/27                                          50,000        60

 7.50%, 11/15/16                                          95,000        122

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25   231,113       240

 U.S. Treasury Notes
 1.50%, 2/28/05 - 3/31/06                                 165,000       165

 1.875%, 11/30/05                                         245,000       244

 2.125%, 10/31/04                                         195,000       195

 2.375%, 8/31/06                                          2,000,000     1,992

 3.25%, 8/15/07                                           15,000        15

 3.375%, 12/15/08                                         555,000       559

 3.50%, 11/15/06                                          485,000       493

 4.25%, 11/15/13                                          155,000       157

 4.75%, 11/15/08                                          255,000       270

 5.00%, 8/15/11                                           265,000       285

 5.875%, 11/15/04                                         155,000       156

 6.50%, 8/15/05 ++                                        385,000       399

 Total U.S. Government Agency Obligations (excluding
Mortgage-
 Backed) (Cost  $7,739)                                                 8,103

 MUNICIPAL BONDS  0.4%
 California
 GO, 5.25%, 4/1/34                                        20,000        20

 Economic Recovery
 5.00%, 7/1/23 (Tender 7/1/07)                            20,000        22

 5.00%, 7/1/23 (Tender 7/1/08)                            25,000        27

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                             30,000        30

 Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)          110,000       126

 New York State Urban Dev. Corp., Corrections & Youth Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                            50,000        55

 North Carolina, GO, 5.25%, 3/1/13                        145,000       165

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27              15,000        16

 Total Municipal Bonds (Cost  $457)                                     461

 SHORT-TERM INVESTMENTS  5.8%
 Money Market Fund  5.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #           6,501,584     6,502

 Total Short-Term Investments (Cost  $6,502)                            6,502

 DOMESTIC BOND MUTUAL FUNDS  6.1%
 T. Rowe Price Institutional High Yield Fund, 7.22%p      638,434       6,959

 Total Domestic Bond Mutual Funds (Cost  $6,697)                        6,959

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 (2)
 contracts                                                              2

 Total Futures Contracts                                                2

 SECURITIES LENDING COLLATERAL  5.8%
 Money Market Pooled Account  1.3%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 1.754% #                   1,501,653     1,501

 Money Market Pooled Trust  4.5%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 1.679% #    5,111,840     5,112

 Total Securities Lending Collateral (Cost  $6,613)                     6,613

 Total Investments in Securities
 106.4% of Net Assets (Cost $102,280)                     $             120,749


(1)   Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
*     Non-income producing
ss.   All or a portion of this security is on loan at
      September 30, 2004 - See Note 2
+/-  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
++   All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
p    SEC yield
144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $1,052 and represents 0.9% of net assets
ADR   American Depository Receipts
ADS   American Depository Shares
ARM   Adjustable Rate Mortgage
AUD   Australian dollar
CAD   Canadian dollar
CHF   Swiss franc C
CMO   Collateralized Mortgage Obligation
DKK   Danish krone
EUR   Euro
FSA   Financial Security Assurance Inc.
GBP   British pound
GDR   Global Depository Receipts
GDS   Global Depository Shares
GO    General Obligation
HKD   Hong Kong dollar
IO Interest Only security for which the fund receives interest on notional principal (par)
JPY   Japanese yen
MBIA  MBIA Insurance Corp.
MXN   Mexican peso
MYR   Malaysian ringgit
NOK   Norwegian krone
NZD   New Zealand dollar
REIT  Real Estate Investment Trust
SEK   Swedish krona
SGD   Singapore dollar
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA   To Be Announced security was purchased on a forward commitment basis
VR    Variable Rate

 (2) Open Futures Contracts at September 2004 follows: 30, were as
 ($ 000s)

                                                        Contract  Unrealized
                                           Expiration   Value     Gain(Loss)

Short, 11 U.S. Treasury Note 10 year
contracts, $20 par of 6.50% U.S.
Treasury Notes pledged as initial margin   12/04         (1,239)    (12)

Short, 4 U.S. Treasury Note 5 year
contracts, $5 par of 6.50% U.S.
Treasury Notes pledged as initial margin   12/04         (443)       (2)

Net payments (receipts) of variation
margin to date                                                        16

Variation margin receivable (payable)
on open futures contracts                                             2


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $6,427,000; aggregate collateral consisted of $6,613,000 in money market pooled accounts.


NOTE 3 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $102,280,000. Net unrealized gain aggregated $18,454,000 at period-end, of which $19,920,000 related to appreciated investments and $1,466,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.




 T. Rowe Price Mid-Cap Growth Portfolio
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value

 (Cost and value in $ 000s)


 COMMON STOCKS  95.9%
 CONSUMER DISCRETIONARY  14.1%
 Auto Components  0.6%
 Gentex                                                110,000       3,864

                                                                     3,864

 Hotels, Restaurants & Leisure  2.1%
 Fairmont Hotels                                       205,000       5,601

 PF Chang's China Bistro *                             52,000        2,521

 The Cheesecake Factory *                              92,000        3,993

                                                                     12,115

 Household Durables  0.7%
 Garmin                                                91,000        3,936

                                                                     3,936

 Leisure Equipment & Products  1.3%
 Brunswick                                             164,000       7,504

                                                                     7,504

 Media  4.3%
 Cablevision Systems, Class A *                        117,000       2,373

 Catalina Marketing                                    100,000       2,308

 Citadel Broadcasting *                                392,000       5,026

 Cox Radio, Class A *                                  133,000       1,984

 Entercom Communications *                             102,000       3,331

 Getty Images *                                        24,000        1,327

 Rogers Communications, Class B                        170,000       3,436

 Scholastic *                                          87,000        2,687

 XM Satellite Radio Holdings, Class A *                87,000        2,699

                                                                     25,171

 Multiline Retail  1.5%
 Dollar Tree Stores *                                  137,000       3,692

 Family Dollar Stores                                  186,000       5,041

                                                                     8,733

 Specialty Retail  3.6%
 Best Buy                                              93,000        5,044

 O'Reilly Automotive *                                 83,000        3,178

 PETsMART                                              186,000       5,281

 Ross Stores                                           155,000       3,633

 Williams-Sonoma *                                     114,000       4,281

                                                                     21,417

 Total Consumer Discretionary                                        82,740

 CONSUMER STAPLES  1.9%
 Beverages  0.7%
 Cott *                                                155,000       4,470

                                                                     4,470

 Food & Staples Retailing  1.2%
 Shoppers Drug Mart (CAD) *                            82,000        2,217

 Whole Foods Market                                    57,000        4,890

                                                                     7,107

 Total Consumer Staples                                              11,577

 ENERGY  9.4%
 Energy Equipment & Services  5.5%
 BJ Services                                           180,000       9,434

 Cooper Cameron *                                      83,000        4,552

 Diamond Offshore Drilling                             174,000       5,740

 FMC Technologies *                                    150,000       5,010

 Smith International *                                 129,000       7,834

                                                                     32,570

 Oil & Gas  3.9%
 EOG Resources                                         82,000        5,400

 Murphy Oil                                            92,000        7,983

 Western Gas Resources                                 128,000       3,659

 XTO Energy                                            177,000       5,749

                                                                     22,791

 Total Energy                                                        55,361

 FINANCIALS  8.3%
 Capital Markets  3.6%
 AmeriTrade *                                          342,000       4,107

 Eaton Vance                                           104,000       4,201

 Federated Investors, Class B                          75,000        2,133

 Investors Financial Services                          56,000        2,527

 Legg Mason                                            61,500        3,276

 Waddell & Reed Financial, Class A                     226,000       4,972

                                                                     21,216

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           30,000        1,115

                                                                     1,115

 Consumer Finance  0.6%
 Moneygram International                               217,000       3,706

                                                                     3,706

 Diversified Financial Services  1.3%
 CapitalSource *                                       159,000       3,552

 Principal Financial Group                             109,000       3,921

                                                                     7,473

 Insurance  2.1%
 Assurant                                              104,000       2,704

 Axis Capital Holdings                                 82,000        2,132

 Protective Life                                       82,000        3,224

 Willis Group Holdings                                 115,000       4,301

                                                                     12,361

 Thrifts & Mortgage Finance  0.5%
 Radian                                                66,000        3,051

                                                                     3,051

 Total Financials                                                    48,922

 HEALTH CARE  18.3%
 Biotechnology  6.2%
 Abgenix *                                             111,000       1,094

 Alkermes *                                            112,000       1,292

 Amylin Pharmaceuticals *                              70,000        1,436

 Celgene *                                             43,000        2,504

 Cephalon *                                            85,000        4,072

 Eyetech Pharmaceuticals *                             47,000        1,598

 Gen-Probe *                                           23,000        917

 Gilead Sciences *                                     172,000       6,429

 Human Genome Sciences *                               120,000       1,309

 Imclone Systems *                                     33,000        1,744

 MedImmune *                                           357,000       8,461

 Neurocrine Biosciences *                              60,000        2,830

 Protein Design Labs *                                 88,000        1,723

 Vertex Pharmaceuticals *                              107,000       1,124

                                                                     36,533

 Health Care Equipment & Supplies  2.6%
 Edwards Lifesciences *                                102,000       3,417

 Invitrogen *                                          48,000        2,639

 Kinetic Concepts *                                    109,000       5,728

 Waters Corporation *                                  71,000        3,131

                                                                     14,915

 Health Care Providers & Services  6.1%
 AmerisourceBergen                                     87,000        4,673

 Community Health System *                             88,100        2,350

 Coventry Health Care *                                51,000        2,722

 Davita *                                              51,000        1,589

 Health Management                                     247,000       5,046

 Laboratory Corporation of America *                   139,000       6,077

 Manor Care                                            205,000       6,142

 Omnicare                                              260,000       7,373

                                                                     35,972

 Pharmaceuticals  3.4%
 Andrx *                                               118,600       2,652

 Barr Pharmaceuticals *                                128,000       5,303

 IVAX *                                                280,000       5,362

 Sepracor *                                            29,000        1,415

 Taro Pharmaceuticals, Class A *                       62,000        1,450

 Valeant Pharmaceuticals                               163,000       3,931

                                                                     20,113

 Total Health Care                                                   107,533

 INDUSTRIALS & BUSINESS SERVICES  13.6%
 Aerospace & Defense  2.4%
 Alliant Techsystems *                                 103,000       6,231

 Rockwell Collins                                      218,000       8,097

                                                                     14,328

 Air Freight & Logistics  1.1%
 C.H. Robinson Worldwide                               77,000        3,572

 Expeditors International of Washington                54,000        2,792

                                                                     6,364

 Airlines  1.1%
 JetBlue Airways *                                     129,000       2,699

 Southwest Airlines                                    280,000       3,813

                                                                     6,512

 Building Products  0.8%
 American Standard *                                   123,000       4,786

                                                                     4,786

 Commercial Services & Supplies  4.3%
 Apollo Group, Class A *                               31,000        2,274

 ChoicePoint *                                         213,000       9,084

 Education Management *                                118,000       3,144

 Manpower                                              140,000       6,229

 Robert Half International                             114,000       2,938

 Viad                                                  63,000        1,495

                                                                     25,164

 Industrial Conglomerates  1.1%
 Roper Industries                                      116,000       6,665

                                                                     6,665

 Machinery  2.6%
 Danaher                                               97,000        4,974

 ITT Industries                                        68,000        5,440

 Oshkosh Truck                                         82,000        4,679

                                                                     15,093

 Trading Companies & Distributors  0.2%
 MSC Industrial Direct                                 26,000        886

                                                                     886

 Total Industrials & Business Services                               79,798

 INFORMATION TECHNOLOGY  24.4%
 Communications Equipment  2.3%
 Comverse Technology *                                 102,000       1,921

 Harris                                                141,000       7,747

 Juniper Networks *                                    124,000       2,926

 Research In Motion *                                  16,000        1,221

                                                                    13,815

 Computers & Peripherals  1.4%
 Diebold                                               88,000        4,109

 Lexmark International *                               13,000        1,092

 QLogic *                                              103,000       3,050

                                                                     8,251

 Electronic Equipment & Instruments  2.3%
 CDW                                                   73,000        4,236

 Flextronics *                                         135,000       1,789

 FLIR Systems *                                        66,000        3,861

 Jabil Circuit *                                       152,000       3,496

                                                                     13,382

 Internet Software & Services  1.8%
 CNET Networks *                                       144,000       1,318

 IAC/InterActiveCorp *                                 49,000        1,079

 Monster Worldwide *                                   126,000       3,105

 VeriSign *                                            246,000       4,890

                                                                     10,392

 IT Services  7.1%
 BearingPoint *                                        152,000       1,359

 CACI International, Class A *                         60,000        3,167

 Ceridian *                                            97,000        1,786

 Certegy                                               180,000       6,698

 Checkfree *                                           104,000       2,878

 DST Systems *                                         153,000       6,804

 Fiserv *                                              104,000       3,625

 Global Payments                                       76,000        4,070

 Hewitt Associates, Class A *                          136,300       3,606

 Iron Mountain *                                       169,000       5,720

 SunGard Data Systems *                                92,000        2,187

                                                                     41,900

 Semiconductor & Semiconductor Equipment  4.2%
 AMIS Holdings *                                       146,000       1,974

 Integrated Circuit Systems *                          126,000       2,709

 Intersil Holding, Class A                             243,000       3,871

 Microchip Technology                                  167,000       4,482

 Novellus Systems *                                    145,000       3,856

 PMC-Sierra *                                          159,000       1,401

 Semtech *                                             119,000       2,281

 Xilinx                                                144,000       3,888

                                                                     24,462

 Software  5.3%
 Adobe Systems                                         62,000        3,067

 Cadence Design Systems *                              259,000       3,377

 Citrix Systems *                                      63,000        1,104

 Cognos *                                              42,000        1,492

 Intuit *                                              62,000        2,815

 Jack Henry & Associates                               125,000       2,346

 McAfee *                                              337,000       6,774

 Mercury Interactive *                                 80,000        2,791

 Navteq *                                              121,100       4,316

 Red Hat *                                             126,000       1,542

 VERITAS Software *                                    84,000        1,495

                                                                    31,119

 Total Information Technology                                        143,321

 MATERIALS  3.1%
 Chemicals  1.4%
 Potash Corp./Saskatchewan                             128,000       8,214

                                                                     8,214

 Metals & Mining  1.7%
 Newmont Mining                                        102,000       4,644

 Nucor                                                 57,000        5,208

                                                                     9,852

 Total Materials                                                     18,066

 TELECOMMUNICATION SERVICES  2.8%
 Wireless Telecommunication Services  2.8%
 Crown Castle International *                          295,000       4,389

 Nextel Communications, Class A *                      90,000        2,146

 Nextel Partners, Class A *                            236,000       3,913

 Western Wireless, Class A *                           235,000       6,042

 Total Telecommunication Services                                    16,490

 Total Common Stocks (Cost  $435,002)                                563,808

 SHORT-TERM INVESTMENTS  4.0%
 Money Market Fund  4.0%
 T. Rowe Price Government Reserve Investment Fund,      23,337,541   23,338
1.62% #
 Total Short-Term Investments (Cost  $23,338)                        23,338

 Total Investments in Securities
 99.9% of Net Assets (Cost $458,340)                   $             587,146

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 CAD  Canadian dollar


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $458,340,000. Net unrealized gain aggregated $128,806,000 at period-end, of which $145,915,000 related to appreciated investments and $17,109,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Health Sciences Portfolio
 (Unaudited)
                                                       September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.6%
 BIOTECHNOLOGY  45.8%
 Other Biotechnology  8.8%
 Alexion Pharmaceutical *^                             1,820         33

 Amylin Pharmaceuticals *^                             1,390         29

 BioCryst Pharmaceuticals *                            3,300         17

 Cubist Pharmaceuticals *                              5,200         51

 Cytogen *                                             1,300         14

 deCODE GENETICS *                                     3,000         23

 Discovery Laboratories *                              1,000         7

 Diversa *                                             1,600         13

 Dyax *                                                200           2

 Encysive Pharmaceuticals *                            3,000         27

 Exelixis *                                            4,000         32

 Idenix Pharmaceuticals *                              2,100         34

 Inspire Pharmaceuticals *                             1,300         20

 Keryx Biopharmaceuticals *                            1,200         13

 Ligand Pharmaceuticals, Class B *                     600           6

 Myogen *++*                                           500           4

 Myogen *                                              600           4

 Myogen, Warrants, 9/29/09 *++*                        100           0

 Myriad Genetics *                                     2,000         34

 Nektar Therapeutics *^                                1,200         17

 NeoRx *                                               1,000         2

 ONYX Pharmaceuticals *^                               2,600         112

 Pharmion *                                            200           10

 Rigel Pharmaceuticals *                               1,900         48

 Vicuron Pharmaceuticals *                             200           3

 Vion Pharmaceuticals *                                5,200         22

 ViroLogic *                                           400           1

 ViroPharma *                                          900           2

 XOMA *                                                2,300         5

                                                                     585

 Major- Biotechnology  37.0%
 Abgenix *                                             3,850         38

 Alkermes *^                                           6,570         76

 Amgen *^                                              4,030         228

 Atherogenics *^                                       800           26

 Biogen Idec *^                                        2,608         160

 Celgene *^                                            1,300         76

 Cephalon *^                                           4,430         212

 CV Therapeutics *^                                    1,100         14

 Eyetech Pharmaceuticals *^                            1,800         61

 Genentech *^                                          2,320         122

 Gilead Sciences *^                                    12,520        468

 Human Genome Sciences *                               2,680         29

 ImClone Systems *^                                    4,620         244

 Kosan Biosciences *                                   700           4

 Martek Biosciences *^                                 400           20

 Medicines Company *^                                  5,060         122

 MedImmune *                                           2,410         57

 Millennium Pharmaceuticals *                          1,300         18

 Nabi *^                                               1,600         21

 Neurocrine Biosciences *^                             2,461         116

 NPS Pharmaceuticals *                                 2,500         54

 OSI Pharmaceuticals *^                                1,100         68

 Protein Design Labs *^                                3,000         59

 Sepracor *^                                           1,500         73

 Transkaryotic Therapies *                             520           9

 Trimeris *                                            3,200         48

 United Therapeutics *                                 500           18

 Vertex Pharmaceuticals *                              2,900         30

                                                                     2,471

 Total Biotechnology                                                 3,056

 LIFE SCIENCES  4.9%
 Life Sciences  4.9%
 Fisher Scientific *                                   1,800         105

 Gen-Probe *^                                          1,300         52

 Invitrogen *^                                         1,300         72

 OraSure Technologies *                                1,000         6

 Serologicals *                                        300           7

 Symyx Technologies *                                  2,500         59

 Waters Corporation *^                                 600           26

 Total Life Sciences                                                 327

 PHARMACEUTICALS  19.5%
 International Pharmaceuticals  0.8%
 Schwarz Pharma AG (EUR)                               500           19

 Solvay (EUR)                                          200           18

 UCB (EUR)                                             300           16

                                                                     53

 Major- Pharmaceutical  18.7%
 Able Laboratories *                                   2,300         44

 Alcon                                                 340           27

 Allergan ^                                            350           25

 Andrx *^                                              2,300         51

 AstraZeneca ADR                                       100           4

 Barr Pharmaceuticals *                                150           6

 Biocon, 144A (INR)                                    400           5

 Elan Corp. ADR *^                                     5,700         133

 Eli Lilly ^                                           1,300         78

 Forest Laboratories *^                                1,800         81

 Indevus Pharmaceuticals *^                            1,800         13

 IVAX *                                                2,900         56

 Johnson & Johnson                                     1,180         67

 Medicis Pharmaceutical, Class A                       100           4

 MGI Pharma *^                                         4,100         109

 Novartis ADR                                          100           5

 Novo Nordisk, Series B (DKK)                          100           6

 Penwest Pharmaceuticals *                             600           7

 Pfizer ^                                              4,628         142

 Salix Pharmaceuticals *                               100           2

 Sanofi-Aventis (EUR)                                  550           40

 Schering-Plough                                       1,815         35

 Shire Pharmaceuticals ADR                             600           17

 Taro Pharmaceuticals, Class A *^                      400           9

 Teva Pharmaceutical ADR                               1,400         36

 Valeant Pharmaceuticals                               2,300         56

 Wyeth                                                 3,754         140

 Yamanouchi Pharmaceutical (JPY)                       1,500         48

                                                                     1,246

 Total Pharmaceuticals                                               1,299

 PRODUCTS & DEVICES  10.8%
 Implants  10.1%
 Angiotech Pharmaceuticals *                           1,900         39

 Aspect Medical Systems *                              1,900         34

 Biomet ^                                              800           37

 BioSphere Medical *                                   2,300         8

 Boston Scientific *^                                  2,020         80

 C R Bard                                              680           39

 CryoLife *                                            2,600         19

 DJ Orthopedics *                                      300           5

 Edwards Lifesciences *                                800           27

 Endologix *                                           2,100         14

 EPIX Pharmaceuticals *                                600           12

 Fischer Imaging *                                     2,800         7

 Guidant ^                                             1,200         79

 Kinetic Concepts *                                    1,300         68

 Medtronic ^                                           800           42

 Regeneration Technologies *                           2,100         17

 St. Jude Medical *^                                   550           41

 STAAR *                                               1,600         5

 Stryker ^                                             1,100         53

 Wilson Greatbatch Technologies *                      1,000         18

 Zimmer Holdings *^                                    430           34

                                                                     678

 Other Products & Devices  0.7%
 Cooper Companies                                      100           7

 Dade Behring Holdings *^                              700           39

                                                                     46

 Total Products & Devices                                            724

 SERVICES  18.6%
 Distribution  3.8%
 AmerisourceBergen ^                                   840           45

 Cardinal Health ^                                     600           27

 Caremark RX *^                                        1,967         63

 NeighborCare *                                        1,100         28

 Omnicare ^                                            2,370         67

 Patterson Companies *                                 300           23

                                                                     253

 Other Services  0.4%
 LabOne *                                              900           26

                                                                     26

 Payors  11.3%
 Anthem *^                                             4,100         358

 UnitedHealth Group ^                                  5,400         398

                                                                     756

 Providers  3.1%
 Community Health System *^                            1,700         45

 HCA                                                   1,360         52

 Manor Care                                            600           18

 Sunrise Senior Living *                               1,000         35

 Triad Hospitals *                                     300           10

 Universal Health Services                             200           9

 Vencor, REIT                                          1,500         39

                                                                     208

 Total Services                                                      1,243

 Total Common Stocks (Cost  $5,586)                                  6,649

 CORPORATE BONDS  0.6%
 Morgan Stanley, 144A, 6.00%, 6/1/05                   1,000         40

 Total Corporate Bonds (Cost  $43)                                   40

 OPTIONS PURCHASED  0.0%
 Atherogenics
 Call, 10/16/04 @ $22.50 *                             100           1

 Put, 10/16/04 @ $10.00 *                              100           0

 Eli Lilly, Put, 10/16/04 @ $60.00 *                   300           1

 Total Options Purchased (Cost  $1)                                  2

 OPTIONS WRITTEN  (1.8%)
 Accredo Health, Put, 1/21/06 @ $30.00 *               (200)         (1)

 Alexion Pharmaceutical, Put,  2/19/05 @ $20.00 *      (100)         0

 Alkermes, Put, 2/19/05 @ $15.00 *                     (200)         (1)

 Allergan
 Call, 1/22/05 @ $80.00 *                              (300)         (1)

 Put
 1/22/05 @ $70.00 *                                    (200)         0

 1/22/05 @ $80.00 *                                    (100)         (1)

 AmerisourceBergen, Call, 1/22/05 @ $60.00 *           (200)         0

 Amgen
 Call
 1/22/05 @ $60.00 *                                    (600)         (1)

 1/22/05 @ $65.00 *                                    (700)         0

 11/20/04 @ $60.00 *                                   (600)         (1)

 4/16/05 @ $60.00 *                                    (600)         (2)

 Amylin Pharmaceuticals
 Call, 1/22/05 @ $22.50 *                              (100)         0

 Put, 1/22/05 @ $22.50 *                               (200)         (1)

 Andrx, Put, 1/22/05 @ $30.00 *                        (500)         (4)

 Anthem
 Call
 1/22/05 @ $90.00 *                                    (100)         (1)

 10/16/04 @ $85.00 *                                   (300)         (1)

 12/18/04 @ $90.00 *                                   (400)         (1)

 3/19/05 @ $95.00 *                                    (100)         0

 Put, 1/22/05 @ $90.00 *                               (200)         (1)

 Baxter International, Put, 1/21/06 @ $35.00 *         (200)         (1)

 Biogen Idec, Call, 1/22/05 @ $70.00 *                 (400)         (1)

 Biomet, Put, 1/22/05 @ $50.00 *                       (100)         0

 Boston Scientific
 Call, 1/22/05 @ $40.00 *                              (800)         (2)

 Put, 1/22/05 @ $45.00 *                               (400)         (3)

 Cardinal Health
 Call, 3/19/05 @ $50.00 *                              (400)         (1)

 Put, 1/22/05 @ $50.00 *                               (200)         (1)

 Caremark RX, Put, 1/22/05 @ $40.00 *                  (200)         (2)

 Celgene
 Put
 1/21/06 @ $60.00 *                                    (100)         (1)

 1/22/05 @ $45.00 *                                    (300)         0

 1/22/05 @ $50.00 *                                    (200)         (1)

 Cephalon
 Call, 1/22/05 @ $50.00 *                              (800)         (2)

 Put
 1/22/05 @ $50.00 *                                    (100)         0

 1/22/05 @ $55.00 *                                    (100)         (1)

 11/20/04 @ $50.00 *                                   (100)         0

 Chiron, Put, 1/22/05 @ $50.00 *                       (100)         (1)

 Community Health System, Call, 12/18/04 @ $30.00 *    (100)         0

 CV Therapeutics, Put, 1/21/06 @ $15.00 *              (200)         (1)

 Dade Behring Holdings, Put, 2/19/05 @ $60.00 *        (200)         (1)

 Elan Corp.
 Call, 1/22/05 @ $30.00 *                              (500)         (1)

 Put
 1/21/06 @ $25.00 *                                    (400)         (2)

 1/22/05 @ $25.00 *                                    (400)         (2)

 1/21/06 @ $30.00 *                                    (300)         (3)

 Eyetech Pharmaceuticals
 Put
 12/18/04 @ $40.00 *                                   (700)         (5)

 3/19/05 @ $40.00 *                                    (300)         (3)

 Forest Laboratories
 Call, 2/19/05 @ $50.00 *                              (400)         (1)

 Put
 1/22/05 @ $55.00                                      (200)         (2)

 1/21/06 @ $55.00 *                                    (200)         (2)

 Gen-Probe
 Call
 2/19/05 @ $45.00 *                                    (300)         (1)

 2/19/05 @ $50.00 *                                    (400)         0

 Genentech
 Call
 1/22/05 @ $60.00 *                                    (700)         (1)

 12/18/04 @ $57.50 *                                   (400)         (1)

 Put, 1/22/05 @ $62.50 *                               (300)         (3)

 Gilead Sciences
 Call, 11/20/04 @ $35.00 *                             (800)         (3)

 Put
 11/20/04 @ $35.00 *                                   (400)         (1)

 11/20/04 @ $37.50 *                                   (200)         0

 Guidant
 Call, 1/22/05 @ $70.00 *                              (400)         (1)

 Put
 1/22/05 @ $55.00 *                                    (200)         0

 1/22/05 @ $60.00 *                                    (300)         (1)

 ImClone Systems
 Call
 1/22/05 @ $60.00 *                                    (300)         (1)

 1/22/05 @ $65.00 *                                    (200)         0

 1/22/05 @ $70.00 *                                    (1,100)       (1)

 10/16/04 @ $55.00 *                                   (200)         0

 11/20/04 @ $55.00 *                                   (300)         (1)

 11/20/04 @ $60.00 *                                   (100)         0

 11/20/04 @ $65.00 *                                   (700)         (1)

 2/19/05 @ $60.00 *                                    (400)         (2)

 2/19/05 @ $65.00 *                                    (500)         (1)

 2/19/05 @ $70.00 *                                    (100)         0

 Indevus Pharmaceuticals, Put,  12/08/04 @ $7.50 *     (200)         0

 Invitrogen, Put, 1/22/05 @ $50.00 *                   (200)         0

 King Pharmaceuticals, Put, 1/22/05 @ $25.00 *         (200)         (3)

 Martek Biosciences
 Call, 12/18/04 @ $60.00 *                             (300)         0

 Put, 12/18/04 @ $60.00 *                              (200)         (3)

 Medicines Company, Put, 4/16/05 @ $30.00 *            (200)         (1)

 Medtronic
 Call, 1/22/05 @ $50.00 *                              (300)         (1)

 Put, 1/22/05 @ $50.00 *                               (100)         0

 Merck, Put, 1/21/06 @ $30.00 *                        (300)         (1)

 MGI Pharma
 Call
 1/22/05 @ $30.00 *                                    (400)         (1)

 1/22/05 @ $32.50 *                                    (700)         0

 Put, 1/22/05 @ $32.50 *                               (500)         (3)

 Nabi Biopharmaceuticals, Call, 12/18/04 @ $15.00 *    (300)         0

 Nektar Therapeutics, Put, 11/20/04 @ $25.00 *         (200)         (2)

 Neurocrine Biosciences
 Call
 11/20/04 @ $55.00 *                                   (100)         0

 2/19/05 @ $65.00 *                                    (300)         0

 Put
 11/20/04 @ $60.00 *                                   (200)         (2)

 2/19/05 @ $60.00 *                                    (200)         (3)

 Omnicare
 Call
 12/18/04 @ $25.00 *                                   (500)         (2)

 3/19/05 @ $25.00 *                                    (300)         (1)

 ONYX Pharmaceuticals
 Call, 1/22/05 @ $60.00 *                              (200)         0

 Put, 1/22/05 @ $35.00 *                               (300)         (1)

 OSI Pharmaceuticals
 Call
 1/22/05 @ $90.00 *                                    (200)         0

 11/20/04 @ $80.00 *                                   (300)         0

 Put, 1/22/05 @ $80.00 *                               (500)         (10)

 Pfizer, Call, 1/21/06 @ $32.50 *                      (300)         (1)

 Protein Design Labs, Call, 2/19/05 @ $22.50 *         (400)         (1)

 Sepracor
 Put
 1/21/06 @ $55.00 *                                    (300)         (4)

 1/22/05 @ $50.00 *                                    (300)         (1)

 1/22/05 @ $55.00 *                                    (400)         (3)

 St. Jude Medical, Put, 1/22/05 @ $75.00 *             (100)         0

 Stryker
 Call, 1/22/05 @ $50.00 *                              (300)         (1)

 Put
 1/22/05 @ $50.00 *                                    (200)         (1)

 3/19/05 @ $50.00 *                                    (100)         0

 Taro Pharmaceuticals, Call, 1/22/05 @ $40.00 *        (100)         0

 UnitedHealth Group
 Call
 1/22/05 @ $70.00 *                                    (100)         (1)

 12/18/04 @ $75.00 *                                   (100)         0

 Put, 1/22/05 @ $65.00 *                               (100)         0

 Waters Corporation, Put, 11/20/04 @ $40.00 *          (100)         0

 Zimmer Holdings, Put, 3/19/05 @ $75.00 *              (100)         0

 Total Options Written (Cost  $(141))                                (123)

 SHORT-TERM INVESTMENTS  0.0%
 Money Market Fund  0.0%
 T. Rowe Price Reserve Investment Fund, 1.68% #        1,000         1

 Total Short-Term Investments (Cost  $1)                             1

 Total Investments in Securities
 98.4% of Net Assets (Cost $5,490)                     $             6,569

(1)  Denominated in U.S. dollars unless otherwise noted
#    Seven-day yield
*    Non-income producing
^ All or a portion of this security is pledged to cover written call options at September 30, 2004.
* Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $45 and represents 0.7% of net assets
ADR  American Depository Receipts
DKK  Danish krone
EUR  Euro
INR  Indian rupee
JPY  Japanese yen
REIT Real Estate Investment Trust


 ++Restricted Securities
 ($000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Thetotal restricted securities (excluding 144A issues) at period-end amounts to $4 and represents 0.1% of net assets.
                               Acquisition              Acquisition
 Description                   Date                     Cost
 Myogen                        9/29/04                  3

 Myogen, Warrants              9/29/04                  -

 Totals                                               $ 3

 The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $5,490,000. Net unrealized gain aggregated $1,079,000 at period-end, of which $1,359,000 related to appreciated investments and $280,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.






 T. Rowe Price Equity Index 500 Portfolio
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  97.8%
 CONSUMER DISCRETIONARY  10.6%
 Auto Components  0.2%
 Cooper Tire                                           40            1

 Dana                                                  70            1


 Delphi                                                270           2


 Goodyear Tire & Rubber *                              70            1


 Johnson Controls                                      80            5


 Visteon                                               50            0

                                                                     10

 Automobiles  0.6%
 Ford Motor                                            910           13


 GM                                                    270           12


 Harley-Davidson                                       140           8


                                                                     33

 Distributors  0.1%
 Genuine Parts                                         70            3


                                                                    3

 Hotels, Restaurants & Leisure  1.4%
 Carnival                                              300           14


 Darden Restaurants                                    75            2


 Harrah's Entertainment                                60            3


 Hilton                                                170           3


 International Game Technology                         140           5


 Marriott, Class A                                     120           6


 McDonald's                                            640           18


 Starbucks *                                           180           8


 Starwood Hotels & Resorts Worldwide, Class B          90            4


 Wendy's                                               50            2


 Yum! Brands                                           140           6


                                                                     71

 Household Durables  0.5%
 Black & Decker                                        50            4


 Centex                                                50            2


 Fortune Brands                                        80            6


 KB Home                                               20            2


 Leggett & Platt                                       80            2


 Maytag                                                40            1


 Newell Rubbermaid                                     120           2


 Pulte                                                 60            4


 Snap-On                                               40            1


 Stanley Works                                         50            2


 Whirlpool                                             30            2

                                                                     28

 Internet & Catalog Retail  0.6%
 eBay *                                                310           29


                                                                     29

 Leisure Equipment & Products  0.2%
 Brunswick                                             40            2


 Eastman Kodak                                         130           4


 Hasbro                                                90            2


 Mattel                                                190           3


                                                                     11

 Media  3.3%
 Clear Channel Communications                          300           9


 Comcast, Class A *                                    1,043         29


 Disney                                                980           22


 Dow Jones                                             40            2


 Gannett                                               120           10


 Interpublic Group *                                   210           2


 Knight-Ridder                                         40            3


 McGraw-Hill                                           90            7


 Meredith                                              30            2


 New York Times, Class A                               80            3


 Omnicom                                               90            7


 Time Warner *                                         2,125         34


 Tribune                                               140           6


 Univision Communications, Class A *                   150           5


 Viacom, Class B                                       850           28


                                                                     169

 Multiline Retail  1.0%
 Big Lots *                                            40            0


 Dillards, Class A                                     30            1


 Dollar General                                        150           3


 Family Dollar Stores                                  70            2


 Federated Department Stores                           90            4


 J.C. Penney                                           140           5


 Kohl's *                                              170           8


 May Department Stores                                 150           4


 Nordstrom                                             60            2


 Sears                                                 90            4


 Target                                                430           19


                                                                     52

 Specialty Retail  2.3%
 Autonation *                                          100           2


 AutoZone *                                            50            4


 Bed Bath & Beyond *                                   130           5


 Best Buy                                              140           8


 Boise Cascade                                         30            1


 Circuit City                                          100           1


 GAP                                                   430           8


 Home Depot                                            1,060         42


 Lowes                                                 360           20


 Office Depot *                                        160           2


 RadioShack                                            80            2


 Sherwin-Williams                                      80            3


 Staples                                               250           7


 The Limited                                           220           5


 Tiffany                                               60            2


 TJX                                                   230           5


 Toys "R" Us *                                         100           2


                                                                     119

 Textiles, Apparel, & Luxury Goods  0.4%
 Coach *                                               100           4


 Jones Apparel Group                                   50            2


 Liz Claiborne                                         60            2


 Nike, Class B                                         130           10


 Reebok                                                40            2


 V. F.                                                 60            3


                                                                     23

 Total Consumer Discretionary                                        548

 CONSUMER STAPLES  10.3%
 Beverages  2.3%
 Anheuser-Busch                                        370           19


 Brown-Forman, Class B                                 60            3


 Coca-Cola                                             1,170         47


 Coca-Cola Enterprises                                 210           4


 Coors, Class B                                        30            2


 Pepsi Bottling Group                                  120           3


 PepsiCo                                               852           41


                                                                     119

 Food & Staples Retailing  3.3%
 Albertsons                                            160           4


 Costco Wholesale                                      200           8


 CVS                                                   200           9


 Kroger *                                              340           5


 Safeway *                                             210           4


 Supervalu                                             50            1


 Sysco                                                 290           9


 Wal-Mart                                              2,090         111


 Walgreen                                              520           19


 Winn-Dixie                                            60            0


                                                                     170

 Food Products  1.1%
 Archer-Daniels-Midland                                303           5


 Campbell Soup                                         180           5


 ConAgra                                               250           6


 General Mills                                         170           8


 Heinz                                                 170           6


 Hershey Foods                                         100           5


 Kellogg                                               180           8


 McCormick                                             60            2


 Sara Lee                                              360           8


 Wrigley                                               100           6


                                                                     59

 Household Products  1.9%
 Clorox                                                110           6


 Colgate-Palmolive                                     230           10


 Kimberly-Clark                                        250           16


 Procter & Gamble                                      1,260         68


                                                                     100

 Personal Products  0.6%
 Alberto Culver, Class B                               45            2


 Avon                                                  220           10


 Gillette                                              460           19


                                                                     31

 Tobacco  1.1%
 Altria Group                                          1,010         47


 Reynolds American                                     60            4


 UST                                                   90            4


                                                                     55

 Total Consumer Staples                                              534

 ENERGY  7.1%
 Energy Equipment & Services  1.0%
 Baker Hughes                                          170           7


 BJ Services                                           80            4


 Halliburton                                           200           7


 Nabors Industries *                                   80            4


 Noble Drilling *                                      60            3


 Rowan *                                               40            1


 Schlumberger                                          280           19


 Transocean *                                          160           6


                                                                     51

 Oil & Gas  6.1%
 Amerada Hess                                          40            3


 Anadarko Petroleum                                    130           9


 Apache                                                178           9


 Ashland                                               40            2


 Burlington Resources                                  180           7


 ChevronTexaco                                         1,014         54


 ConocoPhillips                                        310           26


 Devon Energy                                          100           7


 El Paso Corporation                                   361           3


 EOG Resources                                         70            5


 ExxonMobil                                            3,150         152


 Kerr-McGee                                            70            4


 Kinder Morgan                                         50            3


 Marathon Oil                                          160           7


 Occidental Petroleum                                  170           9


 Sunoco                                                40            3


 Unocal                                                130           6


 Valero Energy                                         70            6


 Williams Companies                                    230           3


                                                                     318

 Total Energy                                                        369

 FINANCIALS  19.8%
 Capital Markets  2.5%
 Bank of New York                                      380           11


 Bear Stearns                                          50            5


 Charles Schwab                                        630           6


 E*TRADE Financial *                                   170           2


 Federated Investors, Class B                          60            2


 Franklin Resources                                    110           6


 Goldman Sachs                                         220           20

 Janus Capital Group                                   100           1

 Lehman Brothers                                       140           11

 Mellon Financial                                      210           6

 Merrill Lynch                                         450           22

 Morgan Stanley                                        480           24

 Northern Trust                                        90            4

 State Street                                          160           7

                                                                     127

 Commercial Banks  5.7%
 AmSouth                                               170           4

 Bank of America                                       1,964         85

 BB&T                                                  270           11

 Comerica                                              90            5

 Fifth Third Bancorp                                   267           13

 First Horizon National                                60            3

 Huntington Bancshares                                 120           3

 KeyCorp                                               200           6

 M & T Bank                                            50            5

 Marshall & Ilsley                                     110           4

 National City                                         310           12

 North Fork Bancorporation                             70            3

 PNC Financial Services Group                          120           7

 Regions Financial                                     235           8

 SouthTrust                                            150           6

 SunTrust                                              140           10

 Synovus Financial                                     140           4

 U.S. Bancorp                                          967           28

 Wachovia                                              610           29

 Wells Fargo                                           810           48

 Zions Bancorp                                         40            2

                                                                     296

 Consumer Finance  1.3%
 American Express                                      650           34

 Capital One Financial                                 120           9

 MBNA                                                  595           15

 Providian Financial *                                 140           2

 SLM Corporation                                       210           9

                                                                     69

 Diversified Financial Services  3.6%
 Citigroup                                             2,460         109

 J.P. Morgan Chase                                     1,683         67

 Moody's                                               70            5

 Principal Financial Group                             150           5

                                                                     186

 Insurance  4.5%
 ACE Limited                                           130           5

 AFLAC                                                 230           9

 Allstate                                              320           15

 Ambac                                                 50            4

 American International Group                          1,271         86

 Aon                                                   150           4

 Chubb                                                 100           7

 Cincinnati Financial                                  93            4

 Hartford Financial Services                           130           8

 Jefferson Pilot                                       65            3

 Lincoln National                                      80            4

 Loews                                                 90            5

 Marsh & McLennan                                      250           12

 MBIA                                                  65            4

 MetLife                                               360           14

 Progressive Corporation                               100           9

 Prudential                                            260           12

 SAFECO                                                70            3

 St. Paul Companies                                    318           11

 Torchmark                                             40            2

 UnumProvident                                         150           2

 XL Capital                                            80            6

                                                                     229

 Real Estate  0.4%
 Apartment Investment & Management, Class A, REIT      50            2

 Equity Office Properties, REIT                        190           5

 Equity Residential, REIT                              120           4

 Plum Creek Timber, REIT                               70            2

 ProLogis, REIT                                        100           4

 Simon Property Group, REIT                            100           5

                                                                     22

 Thrifts & Mortgage Finance  1.8%
 Countrywide Credit                                    278           11

 Fannie Mae                                            440           28

 Freddie Mac                                           390           26

 Golden West Financial                                 70            8

 MGIC Investment                                       50            3

 Sovereign Bancorp                                     200           4

 Washington Mutual                                     385           15

                                                                     95

 Total Financials                                                    1,024

 HEALTH CARE  12.6%
 Biotechnology  1.3%
 Amgen *                                               583           33


 Applera                                               80            2


 Biogen Idec *                                         163           10


 Chiron *                                              90            4


 Genzyme *                                             100           5


 Gilead Sciences *                                     200           7


 MedImmune *                                           110           3


                                                                     64

 Health Care Equipment & Supplies  2.3%
 Bausch & Lomb                                         30            2


 Baxter International                                  290           9


 Becton, Dickinson                                     130           7


 Biomet                                                120           6


 Boston Scientific *                                   380           15


 C R Bard                                              40            2


 Fisher Scientific *                                   100           6


 Guidant                                               160           11


 Hospira *                                             69            2


 Medtronic                                             560           29


 Millipore *                                           30            1


 PerkinElmer                                           70            1


 St. Jude Medical *                                    90            7


 Stryker                                               190           9


 Thermo Electron *                                     80            2


 Waters Corporation *                                  40            2


 Zimmer Holdings *                                     103           8


                                                                     119

 Health Care Providers & Services  1.9%
 Aetna                                                 60            6


 AmerisourceBergen                                     40            2


 Anthem *                                              80            7


 Cardinal Health                                       210           9


 Caremark RX *                                         230           7


 CIGNA                                                 70            5


 Express Scripts *                                     30            2


 HCA                                                   220           8


 Health Management                                     100           2


 Humana *                                              90            2


 IMS Health                                            130           3


 Manor Care                                            30            1


 McKesson                                              150           4

 Medco *                                               115           4

 Quest Diagnostics                                     50            5

 Tenet Healthcare *                                    215           2

 UnitedHealth Group                                    310           23

 WellPoint Health Networks *                           60            6

                                                                     98

 Pharmaceuticals  7.1%
 Abbott Laboratories                                   760           32

 Allergan                                              60            4

 Bristol Myers Squibb                                  940           22

 Eli Lilly                                             520           31

 Forest Laboratories *                                 160           7

 Johnson & Johnson                                     1,418         80

 King Pharmaceuticals *                                123           2

 Merck                                                 1,100         36

 Mylan Laboratories                                    100           2

 Pfizer                                                3,674         113

 Schering-Plough                                       740           14

 Watson Pharmaceuticals *                              50            2

 Wyeth                                                 620           23

                                                                     368

 Total Health Care                                                   649

 INDUSTRIALS & BUSINESS SERVICES  11.1%
 Aerospace & Defense  2.0%
 Boeing                                                390           20

 General Dynamics                                      100           10

 Goodrich                                              70            2

 Honeywell International                               370           13

 Lockheed Martin                                       210           12

 Northrop Grumman                                      184           10

 Raytheon                                              210           8

 Rockwell Collins                                      90            3

 United Technologies                                   250           24

                                                                     102

 Air Freight & Logistics  1.0%
 Fedex                                                 130           11

 Ryder System                                          40            2

 UPS, Class B                                          520           40

                                                                     53

 Airlines  0.1%
 Delta *                                               50            0

 Southwest Airlines                                    380           5


                                                                     5

 Building Products  0.2%
 American Standard *                                   90             3


 Masco                                                 200            7


                                                                      10

 Commercial Services & Supplies  0.9%
 Allied Waste Industries *                             150            1


 Apollo Group, Class A *                               70             5


 Avery Dennison                                        50             3


 Cendant                                               480            11


 Cintas                                                90             4


 Deluxe                                                30             1


 Equifax                                               70             2


 H&R Block                                             90             5


 Pitney Bowes                                          120            5


 R.R. Donnelley                                        100            3


 Robert Half International                             70             2


 Waste Management                                      250            7


                                                       49             49

 Construction & Engineering  0.0%
 Fluor                                                 40            2


                                                                     2

 Electrical Equipment  0.4%
 American Power Conversion                             80            1


 Cooper Industries, Class A                            50            3


 Emerson Electric                                      200           12


 Power-One *                                           50            0


 Rockwell Automation                                   90            4


 Thomas & Betts                                        20            1


                                                                     21

 Industrial Conglomerates  4.5%
 3M                                                    360           29


 GE                                                    5,000         168


 Textron                                               60            4


 Tyco International                                    975           30


                                                                     231

 Machinery  1.5%
 Caterpillar                                           170           14


 Crane                                                 20            1


 Cummins Engine                                        20            1


 Danaher                                               140           7


 Deere                                                 120           8


 Dover                                                 90            3

 Eaton                                                 60            4

 Illinois Tool Works                                   160           15

 Ingersoll-Rand, Class A                               90            6

 ITT Industries                                        40            3

 Navistar *                                            20            1

 PACCAR                                                97            7

 Pall                                                  60            1

 Parker Hannifin                                       70            4

                                                                     75

 Road & Rail  0.4%
 Burlington Northern Santa Fe                          180           7

 CSX                                                   90            3

 Norfolk Southern                                      200           6

 Union Pacific                                         110           6

                                                                     22

 Trading Companies & Distributors  0.1%
 W. W. Grainger                                        40            2

                                                                     2

 Total Industrials & Business Services                               572

 INFORMATION TECHNOLOGY  15.2%
 Communications Equipment  2.7%
 ADC Telecommunications *                              440           1

 Andrew *                                              90            1

 Avaya *                                               220           3

 CIENA *                                               410           1

 Cisco Systems *                                       3,240         58

 Comverse Technology *                                 100           2

 Corning *                                             660           7

 JDS Uniphase *                                        840           3

 Lucent Technologies *                                 2,340         7

 Motorola                                              1,090         20

 QUALCOMM                                              820           32

 Scientific-Atlanta                                    70            2

 Tellabs *                                             210           2

                                                                     139

 Computers & Peripherals  3.5%
 Apple Computer *                                      190           7

 Dell *                                                1,230         44

 EMC *                                                 1,160         13

 Gateway *                                             160           1

 Hewlett-Packard                                       1,457         27

 IBM                                                   830           71

 Lexmark International *                               50            4

 NCR *                                                 50            3

 Network Appliance *                                   170           4

 QLogic *                                              40            1

 Sun Microsystems *                                    1,600         7

                                                                     182

 Electronic Equipment & Instruments  0.3%
 Agilent Technologies *                                220           5

 Jabil Circuit *                                       80            2

 Molex                                                 80            2

 Sanmina-SCI *                                         260           2

 Solectron *                                           560           3

 Symbol Technologies                                   120           1

 Tektronix                                             30            1

                                                                     16

 Internet Software & Services  0.5%
 Monster Worldwide *                                   70            2

 Yahoo! *                                              650           22

                                                                     24

 IT Services  1.1%
 Affiliated Computer Services, Class A *               70            4

 Automatic Data Processing                             290           12

 Computer Sciences *                                   90            4

 Convergys *                                           60            1

 Electronic Data Systems                               220           4

 First Data                                            405           18

 Fiserv *                                              90            3

 Paychex                                               170           5

 Sabre Holdings                                        60            1

 SunGard Data Systems *                                130           3

 Unisys *                                              160           2

                                                                     57

 Office Electronics  0.1%
 Xerox *                                               370           5

                                                                     5

 Semiconductor & Semiconductor Equipment  2.7%
 Advanced Micro Devices *                              160           2

 Altera *                                              180           3

 Analog Devices                                        170           7

 Applied Materials *                                   790           13

 Applied Micro Circuits *                              130           0

 Broadcom, Class A *                                   140           4

 Intel                                                 3,020         61


 KLA-Tencor *                                          90            4


 Linear Technology                                     160           6


 LSI Logic *                                           170           1


 Maxim Integrated Products                             140           6


 Micron Technology *                                   270           3


 National Semiconductor *                              200           3


 Novellus Systems *                                    60            2


 NVIDIA *                                              80            1


 PMC-Sierra *                                          90            1


 Teradyne *                                            100           1


 Texas Instruments                                     850           18


 Xilinx                                                160           4


                                                                     140

 Software  4.3%
 Adobe Systems                                         120           6


 Autodesk                                              50            2


 BMC Software *                                        100           2


 Citrix Systems *                                      70            1


 Computer Associates                                   290           8


 Compuware *                                           170           1


 Electronic Arts *                                     140           7


 Intuit *                                              100           5


 Mercury Interactive *                                 40            1


 Microsoft                                             5,170         143


 Novell *                                              170           1


 Oracle *                                              2,490         28


 Parametric Technology *                               140           1


 PeopleSoft *                                          170           3


 Siebel Systems *                                      240           2


 Symantec *                                            130           7


 VERITAS Software *                                    190           3


                                                                     221

 Total Information Technology                                        784

 MATERIALS  2.9%
 Chemicals  1.5%
 Air Products and Chemicals                            100           5


 Dow Chemical                                          428           19


 DuPont                                                470           20


 Eastman Chemical                                      30            1


 Ecolab                                                110           3


 Engelhard                                             60            2


 Great Lakes Chemical                                  20            1

 Hercules *                                            40            1

 International Flavors & Fragrances                    30            1

 Monsanto                                              140           5

 PPG Industries                                        90            6

 Praxair                                               140           6

 Rohm & Haas                                           100           4

 Sigma Aldrich                                         30            2

                                                                     76

 Construction Materials  0.0%
 Vulcan Materials                                      40            2

                                                                     2

 Containers & Packaging  0.2%
 Ball                                                  40            2

 Bemis                                                 60            2

 Pactiv *                                              60            1

 Sealed Air *                                          40            2

 Temple-Inland                                         20            1

                                                                     8

 Metals & Mining  0.7%
 Alcoa                                                 410           14

 Allegheny Technologies                                30            0

 Freeport McMoRan Copper Gold                          90            4

 Newmont Mining                                        200           9

 Nucor                                                 30            3

 Phelps Dodge                                          50            4

 USX-U.S. Steel Group                                  60            2

 Worthington Industries                                30            1

                                                                     37

 Paper & Forest Products  0.5%
 Georgia-Pacific                                       120           4

 International Paper                                   220           9

 Louisiana Pacific                                     50            1

 MeadWestvaco                                          108           4

 Weyerhaeuser                                          100           7

                                                                     25

 Total Materials                                                     148

 TELECOMMUNICATION SERVICES  3.5%
 Diversified Telecommunication Services  2.9%
 Alltel                                                160           9

 AT&T                                                  384           5

 BellSouth                                             910           25

 Centurytel                                            50            2

 Citizens Communications                               140           2

 Qwest Communications International *                  930           3

 SBC Communications                                    1,580         41

 Sprint                                                715           14

 Verizon Communications                                1,290         51

                                                                     152

 Wireless Telecommunication Services  0.6%
 AT&T Wireless Group *                                 1,257         18

 Nextel Communications, Class A *                      530           13

                                                                     31

 Total Telecommunication Services                                    183

 TRUSTS & MUTUAL FUNDS  2.0%
 Trusts & Mutual Funds  2.0%
 SPDR Trust                                            950           106

 Total Trusts & Mutual Funds                                         106

 UTILITIES  2.7%
 Electric Utilities  1.9%
 Allegheny Energy *                                    70            1

 Ameren                                                90            4

 American Electric Power                               160           5

 CenterPoint Energy                                    150           2

 CINergy                                               70            3

 Consolidated Edison                                   100           4

 DTE Energy                                            90            4

 Edison International                                  140           4

 Entergy                                               100           6

 Exelon                                                310           11

 FirstEnergy                                           153           6

 FPL Group                                             100           7

 PG&E *                                                210           6

 Pinnacle West Capital                                 50            2

 PPL                                                   90            4

 Progress Energy                                       120           5

 Southern Company                                      350           11

 Teco Energy                                           90            1

 TXU                                                   140           7

 XCEL Energy                                           200           4

                                                                     97

 Gas Utilities  0.1%
 KeySpan                                               70            3

 NICOR                                                 20            0

 NiSource                                              100           2

 Peoples Energy                                        20            1

                                                                     6

 Multi-Utilities & Unregulated Power  0.7%
 AES *                                                 290           3

 Calpine *                                             190           1

 CMS Energy *                                          70            1

 Constellation Energy Group                            70            3

 Dominion Resources                                    160           10

 Duke Energy                                           440           10

 Dynegy, Class A *                                     280           1

 Public Service Enterprise                             120           5

 Sempra Energy                                         110           4

                                                                     38

 Total Utilities                                                     141

 Total Common Stocks (Cost  $4,711)                                  5,058

 SHORT-TERM INVESTMENTS  2.3%
 Money Market Fund  2.1%
 T. Rowe Price Reserve Investment Fund, 1.68% #        106,860       107

 U.S. Treasury Obligations 0.2%
 U.S. Treasury Bills, 1.59%, 11/12/04 ++               10,000        10

 Total Short-Term Investments (Cost  $117)                           117

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures contracts (2) 0

 Total Futures Contracts                                             0

 Total Investments in Securities
 100.1% of Net Assets (Cost $4,828)                    $             5,175



 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Seven-day yield
 *     Non-income producing
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
 REIT  Real Estate Investment Trust

 (2) Open Futures Contracts at
September 30, 2004 were as follows:
 ($ 000s)
                                                     Contract    Unrealized
                                       Expiration    Value       Gain
                                                                 (Loss)
 Long, 1 S&P EMINI contracts,
 $7 par of 1.59% U.S. Treasury Bills
 pledged as initial margin              9/04          57         (1)

 Net payments (receipts) of
 variation margin to date                                         1

 Variation margin receivable
 (payable) on open futures contracts                              0




The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Equity Index 500 Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R). Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $4,828,000. Net unrealized gain aggregated $346,000 at period-end, of which $635,000 related to appreciated investments and $289,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.







 T. Rowe Price Blue Chip Growth Portfolio
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)


 COMMON STOCKS  98.5%
 CONSUMER DISCRETIONARY  15.9%
 Automobiles  1.0%
 Harley-Davidson                                       11,100        660

                                                                     660

 Hotels, Restaurants & Leisure  3.5%
 Carnival                                              16,800        794

 International Game Technology                         24,200        870

 Marriott, Class A                                     2,200         114

 McDonald's                                            6,800         191

 Starbucks *                                           6,700         305

                                                                     2,274

 Household Durables  0.4%
 Fortune Brands                                        3,200         237

                                                                     237

 Internet & Catalog Retail  1.2%
 Amazon.com *                                          1,400         57

 eBay *                                                8,100         745

                                                                     802

 Media  5.2%
 Clear Channel Communications                          6,500         203

 Comcast, Special Class A *                            11,850        331

 EchoStar Communications, Class A *                    12,900        401

 McGraw-Hill                                           400           32

 News Corporation ADR                                  10,800        338

 Omnicom                                               1,690         124

 Scripps, Class A                                      10,200        487

 Time Warner *                                         34,600        558

 Viacom, Class B                                       21,551        723

 Washington Post, Class B                              176           162

                                                                     3,359

 Multiline Retail  1.8%
 Kohl's *                                              2,400         116

 Target                                                22,370        1,012

                                                                     1,128

 Specialty Retail  2.8%
 Best Buy                                              13,450        730

 Home Depot                                            27,100        1,062

                                                                     1,792

 Total Consumer Discretionary                                        10,252

 CONSUMER STAPLES  3.9%
 Beverages  1.2%
 Coca-Cola                                             6,550         262

 PepsiCo                                               10,110        492

                                                                     754

 Food & Staples Retailing  1.9%
 Sysco                                                 5,800         174

 Wal-Mart                                              19,760        1,051

                                                                     1,225

 Household Products  0.3%
 Procter & Gamble                                      3,900         211

                                                                     211

 Personal Products  0.2%
 Gillette                                              2,500         105

                                                                     105

 Tobacco  0.3%
 Altria Group                                          4,850         228

                                                                     228

 Total Consumer Staples                                              2,523

 ENERGY  5.1%
 Energy Equipment & Services  4.5%
 Baker Hughes                                          18,770        821

 BJ Services                                           8,640         453

 Schlumberger                                          14,000        942

 Smith International *                                 11,100        674

                                                                     2,890

 Oil & Gas  0.6%
 ChevronTexaco                                         5,600         300

 Murphy Oil                                            1,400         122

                                                                     422

 Total Energy                                                        3,312

 FINANCIALS  21.6%
 Capital Markets  7.6%
 AmeriTrade *                                          19,600        236

 Bank of New York                                      9,000         263

 Charles Schwab                                        8,730         80

 Franklin Resources                                    9,600         535

 Goldman Sachs                                         6,100         569

 Legg Mason                                            8,300         442

 Mellon Financial                                      20,090        556

 Merrill Lynch                                         10,500        522

 Morgan Stanley                                        7,220         356

 Northern Trust                                        11,100        453

 State Street                                          21,500        918

                                                                     4,930

 Commercial Banks  2.7%
 Bank of America                                       16,200        702

 U.S. Bancorp                                          14,500        419

 Wells Fargo                                           10,140        605

                                                                     1,726

 Consumer Finance  2.1%
 American Express                                      15,480        796

 SLM Corporation                                       12,400        553

                                                                     1,349

 Diversified Financial Services  3.7%
 Citigroup                                             49,530        2,185

 J.P. Morgan Chase                                     4,300         171

                                                                     2,356

 Insurance  4.1%
 American International Group                          20,210        1,374

 Genworth Financial, Class A *                         4,000         93

 Hartford Financial Services                           8,500         526

 Marsh & McLennan                                      8,100         371

 St. Paul Companies                                    7,985         264

                                                                     2,628

 Thrifts & Mortgage Finance  1.4%
 Fannie Mae                                            7,600         482

 Freddie Mac                                           6,270         409

                                                                     891

 Total Financials                                                    13,880

 HEALTH CARE  16.7%
 Biotechnology  3.0%
 Amgen *                                               16,200        918

 Biogen Idec *                                         3,300         202

 Genentech *                                           4,200         220

 Gilead Sciences *                                     14,500        542

 MedImmune *                                           700           17

                                                                     1,899

 Health Care Equipment & Supplies  2.8%
 Alcon                                                 800           64

 Biomet                                                3,600         169

 Boston Scientific *                                   12,800        509

 Guidant                                               2,000         132

 Medtronic                                             12,140        630

 St. Jude Medical *                                    1,700         128

 Stryker                                               3,500         168

                                                                     1,800

 Health Care Providers & Services  4.9%
 Anthem *                                              2,500         218

 UnitedHealth Group                                    28,600        2,109

 WellPoint Health Networks *                           8,100         851

                                                                     3,178

 Pharmaceuticals  6.0%
 Abbott Laboratories                                   5,600         237

 Eli Lilly                                             3,100         186

 Forest Laboratories *                                 11,400        513

 Johnson & Johnson                                     13,300        749

 Pfizer                                                51,148        1,565

 Teva Pharmaceutical ADR                               10,400        270

 Wyeth                                                 10,000        374

                                                                     3,894

 Total Health Care                                                   10,771

 INDUSTRIALS & BUSINESS SERVICES  12.0%
 Aerospace & Defense  1.8%
 General Dynamics                                      2,400         245

 Honeywell International                               9,400         337

 Lockheed Martin                                       9,300         518

 Rockwell Collins                                      1,800         67

                                                                     1,167

 Air Freight & Logistics  1.3%
 UPS, Class B                                          11,300        858

                                                                     858

 Commercial Services & Supplies  1.5%
 Apollo Group, Class A *                               7,400         543

 Cendant                                               12,300        266

 ChoicePoint *                                         2,600         111

 Waste Management                                      1,400         38

                                                                     958

 Industrial Conglomerates  4.9%
 3M                                                    1,900         152

 GE                                                    56,070        1,883

 Tyco International                                    36,930        1,132

                                                                     3,167

 Machinery  2.5%
 Danaher                                               25,900        1,328

 Deere                                                 3,900         252

                                                                     1,580

 Total Industrials & Business Services                               7,730

 INFORMATION TECHNOLOGY  20.6%
 Communications Equipment  3.3%
 Cisco Systems *                                       55,650        1,007

 Corning *                                             8,000         89

 Juniper Networks *                                    15,000        354

 LM Ericsson ADR, Class B *                            1,700         53

 QUALCOMM                                              9,600         375

 Research In Motion *                                  2,600         198

                                                                     2,076

 Computers & Peripherals  2.7%
 Dell *                                                32,430        1,155

 IBM                                                   1,100         94

 Lexmark International *                               3,800         319

 QLogic *                                              4,900         145

                                                                     1,713

 Internet Software & Services  1.6%
 IAC/InterActiveCorp *                                 11,100        244

 Yahoo! *                                              23,500        797

                                                                     1,041

 IT Services  2.2%
 Accenture, Class A *                                  4,900         133

 Affiliated Computer Services, Class A *               7,200         401

 Automatic Data Processing                             3,300         136

 First Data                                            10,280        447

 Fiserv *                                              8,300         289

 SunGard Data Systems *                                700           17

                                                                     1,423

 Semiconductor & Semiconductor Equipment  4.1%
 Analog Devices                                        13,600        527

 Applied Materials *                                   6,920         114

 Intel                                                 24,700        496

 Maxim Integrated Products                             18,200        770

 Microchip Technology                                  2,800         75

 Texas Instruments                                     13,700        292

 Xilinx                                                13,940        376

                                                                     2,650

 Software  6.7%
 Adobe Systems                                         11,600        574

 Electronic Arts *                                     1,100         51

 Intuit *                                              11,900        540

 Microsoft                                             74,520        2,061

 Oracle *                                              27,500        310

 SAP ADR                                               11,100        432

 Symantec *                                            4,300         236

 VERITAS Software *                                    7,000         125

                                                                     4,329

 Total Information Technology                                        13,232

 MATERIALS  1.2%
 Chemicals  0.0%
 Potash Corp./Saskatchewan                             300           19

                                                                     19

 Metals & Mining  1.2%
 BHP Billiton (AUD)                                    20,300        211

 Nucor                                                 6,100         558

                                                                     769

 Total Materials                                                     788

 TELECOMMUNICATION SERVICES  1.5%
 Wireless Telecommunication Services  1.5%
 Nextel Communications, Class A *                      29,000        691

 Vodafone ADR                                          11,430        276

 Total Telecommunication Services                                    967

 Total Common Stocks (Cost  $60,349)                                 63,455

 SHORT-TERM INVESTMENTS  7.1%
 Money Market Fund  7.1%
 T. Rowe Price Reserve Investment Fund, 1.68% #        4,558,180     4,558

 Total Short-Term Investments (Cost  $4,558)                         4,558

 Total Investments in Securities
 105.6% of Net Assets (Cost $64,907)                   $             68,013


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 AUD  Australian dollar




The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $64,907,000. Net unrealized gain aggregated $3,106,000 at period-end, of which $4,799,000 related to appreciated investments and $1,693,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                             SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004